As filed with the Securities and Exchange Commission on December 3, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                          David I. Goldstein, President
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                     Date of fiscal year end: MARCH 31, 2003

                  Date of reporting period: SEPTEMBER 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.
SEMI-ANNUAL REPORT

SEPTEMBER 30, 2003
(UNAUDITED)

[Picture]

AUSTIN GLOBAL
EQUITY FUND


FORUM FUNDS

                                TABLE OF CONTENTS



A Message to Our Shareholders...............................................   1

Schedule of Investments.....................................................   4

Statement of Assets and Liabilities.........................................   7

Statement of Operations.....................................................   8

Statements of Changes in Net Assets.........................................   9

Financial Highlights.......................................................   10

Notes to Financial Statements..............................................   11

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AUSTIN GLOBAL EQUITY FUND
A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

Dear Shareholder:

The major market indices stubbornly continue to trade within a well-defined range, frustrating both bulls and bears alike. It has now been more than three months since the market first closed above the 1,000 level on the S&P 500 Index. Throughout the summer and early fall, the market has fluctuated by only 3-4% above and below this level. We continue to believe that the indices have been unable to begin their next upward leg of the cyclical bull market because of the relatively high valuations accorded equities during a period when investors remain simultaneously doubtful regarding the outlook for earnings' growth. Their concern is justified by the fact that a significant portion of our nation's demand for consumer products is now being met by imports and, consequently, this demand is not benefiting U.S. manufacturers or their employees.

As compared to other currencies, the U.S. Dollar's value has continued to weaken. Policy statements by central banks suggest considerable disagreement and confusion as to their desired value levels for the U.S. Dollar. While a lower Dollar would moderately help U.S. exports and certainly provide rhetoric for the 2004 presidential campaign, foreign central banks would like the Dollar higher in order to help them maintain their record trade surplus with the U.S. Regardless, with current yields so low and the Dollar weak, any reluctance by foreign investors to invest in U.S. assets typically results in rising longer-term interest rates and a potentially weaker stock market.

Because the next move up in the broad market is likely to be constrained by valuation concerns and by our subdued prospects for economic growth, it is important to focus on those few sectors of the market that we believe have the best opportunity to outperform the broad market. In previous letters we have written about the relative attractiveness of hard asset, `old-economy' companies.

Although the market's upside potential over the next several months may be modest, new recovery highs should none-the-less increase investor optimism for calendar 2004. That, in turn, will focus attention on those businesses that can exhibit accelerating growth.


ACTIVITY
For the six months ended September 30, 2003, Austin Global Equity Fund (the "Fund") established several new positions. The Fund held positions in 68 companies, the top 10 positions of which accounted for approximately 30% of net assets. New positions included Aioi Insurance Co., Ltd. ("Aioi"), Anglo American plc, Liberty Media Corp., NDCHealth Corp. ("NDC"), Pall Corp., Pinnacle West Capital Corp. and Watts Industries, Inc. Positions that increased included Comcast Corp., Nisshinbo Industries, Inc., Randstad Holding NV and Popular, Inc.

Aioi is a Japanese Property/Casualty Insurance company that writes policies for fire, casualty and automobile insurance. The company also has holdings in the securities business. When the position was established, Aioi common equity was trading at a fraction of book value and a low multiple of sales, two key valuation metrics that we use to select stocks. As with the Fund's long time holding Mitsui Sumitomo Insurance Co., Ltd., it is a well financed company that is well positioned to participate in an improving economic climate in Japan. Comcast Corp. is the largest provider of cable television service in the U.S. It also is a significant provider of programming content and high speed Internet and phone service. Its large acquisition of ATT Broadband while once heavily criticized, has gone smoothly and the company is enjoying increased bargaining power with content providers. Another notable position acquired was NDC, a provider of health information products and services. NDC customers include pharmacies, hospitals and physicians. The company's products include systems and software to streamline electronic claims processing and payment systems. NDC shares fell on hard times due to temporary problems giving us the opportunity to purchase the stock at attractive levels.

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AUSTIN GLOBAL EQUITY FUND
A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

The Fund liquidated a few positions during the period, notably Anadarko Petroleum Corp., Fairmont Hotels & Resorts, Inc. and Kraft Foods, Inc. For the most part, these sales were made to make room for a number of new positions that were more attractively valued with better prospects for growth. Such was the case with Anadarko Petroleum Corp. which has been plagued with operational problems although the company has valuable assets. As news circulated of a potential takeover, we liquidated our position to capture price appreciation that typically follows such news. Subsequently, we took the opportunity to focus on an energy holding, namely Noble Corp. We are still positive, long term, on the energy sector and continue to look for new investments.

Thank you for your continued support and confidence.

/s/ Peter A. Vlachos
/s/ David Rappa

Peter A. Vlachos and David Rappa
Austin Investment Management, Inc.


Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, political and economic instability, and relatively illiquid markets.

The views in this report were those of the Fund managers as of September 30, 2003 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. (11/03).

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AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

 SHARES               SECURITY DESCRIPTION                  COST              VALUE
----------  -----------------------------------------   --------------    -------------

COMMON STOCK - 98.1%

            CANADA - 4.3%
   15,001   EnCana Corp.                                $     410,460     $    545,736
   10,000   Fording Canadian Coal Trust                       210,334          217,000
    4,000   National Bank of Canada                           102,064          107,985
                                                        --------------    -------------
                                                              722,858          870,721
                                                        --------------    -------------
            FRANCE - 7.1%
    4,000   Aventis SA                                        203,563          207,523
    4,000   BNP Paribas                                       149,461          196,110
    6,000   CNP Assurances                                    259,123          272,924
    1,500   Groupe Danone                                     183,291          228,834
   29,118   Rhodia SA                                         229,638          182,772
    2,200   Rue Imperiale                                     180,868          351,252
                                                        --------------    -------------
                                                            1,205,944        1,439,415
                                                        --------------    -------------
            GERMANY - 3.7%
   10,000   Bayer AG                                          314,822          215,442
   17,000   Merck KGaA                                        495,473          544,427
                                                        --------------    -------------
                                                              810,295          759,869
                                                        --------------    -------------
            GREECE - 2.4%
   25,000   Coca-Cola Hellenic Bottling Co. SA                363,959          482,124
                                                        --------------    -------------

            HONG KONG - 2.6%
  550,000   SCMP Group Ltd.                                   323,515          303,630
  250,000   Swire Pacific Ltd.                                215,614          225,987
                                                        --------------    -------------
                                                              539,129          529,617
                                                        --------------    -------------
            ISREAL - 0.6%
    8,000   Check Point Software Technologies Ltd.+           142,286          134,400
                                                        --------------    -------------

            ITALY - 1.5%
   41,010   Arnoldo Mondadori Editore SpA                     296,654          305,652
                                                        --------------    -------------

See Notes to Financial Statements.        3

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AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

 SHARES               SECURITY DESCRIPTION                  COST              VALUE
---------  -----------------------------------------   --------------    -------------

            JAPAN - 12.8%
   85,000   Aioi Insurance Co., Ltd.                    $     221,288     $    255,651
   20,000   Futaba Industrial Co., Ltd.                       223,993          259,768
   25,000   Mikuni Coca-Cola                                  186,822          182,608
       10   Millea Holdings, Inc.                             100,492          112,787
   75,000   Mitsui Sumitomo Insurance Co., Ltd.               371,129          545,137
    7,000   Nippon Broadcasting System, Inc.                  226,135          283,847
   60,000   Nippon Yusen Kabushiki Kaisha                     221,362          236,853
   70,000   Nisshinbo Industries, Inc.                        334,695          352,146
   20,000   Toyota Industries Corp.                           329,034          375,957
                                                        --------------    -------------
                                                            2,214,950        2,604,754
                                                        --------------    -------------
            LUXEMBOURG - 0.8%
   20,000   SES GLOBAL, FDR                                   334,009          154,885
                                                        --------------    -------------

            NETHERLANDS - 7.2%
   27,337   ABN Amro Holdings NV                              438,436          504,590
    5,000   Akzo Nobel NV                                     150,650          155,875
    9,594   Grolsch NV                                        202,238          245,799
    8,059   Hunter Douglas NV                                 235,500          281,084
   20,000   Randstad Holding NV                               244,491          285,548
                                                        --------------    -------------
                                                            1,271,315        1,472,896
                                                        --------------    -------------
            SPAIN - 1.0%
    8,000   Altadis SA                                        114,651          197,042
                                                        --------------    -------------

            SWITZERLAND - 5.1%
    4,000   Compagnie Financiere Richemont                     58,628           79,509
    2,400   Nestle SA                                         497,157          553,385
    5,000   Roche Holdings AG, ADR                            333,296          414,575
                                                        --------------    -------------
                                                              889,081        1,047,469
                                                        --------------    -------------
            UNITED KINGDOM - 12.1%
   15,000   Anglo American plc                                241,673          269,396
   10,000   Diageo plc, ADR                                   386,546          441,500
   18,000   GlaxoSmithKline plc, ADR                          360,750          373,516

See Notes to Financial Statements.        4


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AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

 SHARES               SECURITY DESCRIPTION                  COST              VALUE
---------  -----------------------------------------   --------------    -------------

   30,910   HSBC Holdings plc                           $     340,924     $    415,124
    5,000   Rio Tinto plc, ADR                                247,000          438,750
   56,340   Trinity Mirror plc                                382,373          526,490
                                                        --------------    -------------
                                                            1,959,266        2,464,776
                                                        --------------    -------------

            UNITED STATES - 36.9%
    1,000   Alltel Corp.                                       51,570           46,340
   11,000   American Express Co.                              413,232          495,660
    6,000   Bristol-Myers Squibb Co.                          159,860          153,960
   10,000   Catalina Marketing Corp.+                         157,889          151,900
    4,000   Cedar Fair - LP                                   112,530          112,000
   12,000   Comcast Corp. Cl. A+                              361,371          370,560
    3,000   Costco Wholesale Corp.+                           105,115           93,240
   10,000   Estee Lauder Cos., Inc.                           294,300          341,000
    6,000   Florida East Coast Industries                     191,416          172,500
   20,000   General Motors Corp. Cl. H+                       200,810          286,200
    4,000   Ionics, Inc.+                                     103,840           97,840
   65,000   JDS Uniphase Corp.+                               188,650          234,000
    2,000   Jefferson-Pilot Corp.                              82,020           88,760
   40,000   Kos Pharmaceuticals, Inc.+                        234,288        1,376,000
   40,000   Liberty Media Corp. Series A+                     444,032          398,800
    7,000   MBIA, Inc.                                        286,988          384,790
   25,000   NDCHealth Corp.                                   473,289          523,750
    5,000   Nabors Industries Ltd.+                           179,910          186,300
    3,000   Noble Corp.+                                      107,148          101,970
   12,000   Pall Corp.                                        290,844          269,280
    6,000   Pinnacle West Capital Corp.                       214,800          213,000
    9,000   Popular, Inc.                                     308,072          358,200
    7,000   ProQuest Co.+                                     201,852          184,100
   40,000   Tellabs, Inc.+                                    277,023          271,600
   15,000   Watts Industries, Inc. Cl. A                      268,201          264,300
    7,000   Wyeth                                             313,765          322,699
                                                        --------------    -------------
                                                            6,022,815        7,498,749
                                                        --------------    -------------

            TOTAL COMMON STOCK                             16,887,212       19,962,369
                                                        --------------    -------------

See Notes to Financial Statements.        5

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AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

 SHARES               SECURITY DESCRIPTION                  COST              VALUE
---------  -----------------------------------------   --------------    -------------

CLOSED-END MUTUAL FUND - 1.5%
            UNITED STATES - 1.5%
   63,800   Malaysia Fund, Inc.                         $     292,325     $    295,394
                                                        --------------    -------------

SHORT-TERM HOLDING - 1.2%
            UNITED STATES - 1.2%
  253,247   Scudder Cash Management Fund                $     253,247     $    253,247
                                                        --------------    -------------

TOTAL INVESTMENTS - 100.8%                              $  17,432,784     $ 20,511,010
                                                        --------------    -------------

OTHER ASSET AND LIABILITIES, NET - (0.8%)                                 $  (172,212)
                                                                          -------------

NET ASSETS - 100.0%                                                       $ 20,338,798
                                                                          =============



-----------------------------------------------------
+ Non-income producing security.
  ADR - American Depositary Receipt
  Cl - Class
  FDR - Fiduciary Depositary Receipt
  LP - Limited Partnership


See Notes to Financial Statements.        6

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AUSTIN GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

ASSETS
       Investments, at value (cost $17,432,784) (Note 2)                                              $ 20,511,010
       Receivables:
           Investment securities sold                                                                      251,518
           Fund shares sold                                                                                151,340
           Interest, dividends and other assets                                                             59,699
                                                                                              ---------------------

Total Assets                                                                                            20,973,567
                                                                                              ---------------------

LIABILITIES
       Payable for investment securities purchased                                                         559,639
       Due to custodian                                                                                     15,910
       Accrued liabilities:
           Payables to related parties                                                                      36,524
           Trustees fees                                                                                       100
           Other expenses                                                                                   22,596
                                                                                              ---------------------
Total Liabilities                                                                                          634,769
                                                                                              ---------------------

NET ASSETS                                                                                            $ 20,338,798
                                                                                              =====================

COMPONENTS OF NET ASSETS
       Paid-in capital                                                                                $ 22,799,998
       Accumulated net investment loss                                                                        (591)
       Accumulated net realized loss on investments and foreign currency transactions                   (5,540,772)
       Net unrealized appreciation of investments and foreign currency translations                      3,080,163
                                                                                              ---------------------

NET ASSETS                                                                                            $ 20,338,798
                                                                                              =====================

Net Asset Value, offering and redemption price per share:
Based on net assets of $20,338,798 and 1,545,703 shares of beneficial interest outstanding                 $ 13.16
                                                                                              ---------------------


See Notes to Financial Statements         7

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AUSTIN GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


INVESTMENT INCOME
     Interest income                                                                                         $ 149
     Dividend income (net of foreign withholding taxes $29,375)                                            251,225
                                                                                              ---------------------
Total Investment Income                                                                                    251,374
                                                                                              ---------------------

EXPENSES
     Investment advisory fees                                                                              141,395
     Administration fees                                                                                    23,566
     Transfer agency fees                                                                                   10,843
     Custody fees                                                                                            9,972
     Accounting fees                                                                                        27,188
     Registration fees                                                                                       8,215
     Professional fees                                                                                      15,462
     Trustees fees and expenses                                                                                423
     Printing expenses                                                                                       6,033
     Miscellaneous expenses                                                                                  5,401
                                                                                              ---------------------
Total Expenses                                                                                             248,498
                                                                                              ---------------------

NET INVESTMENT INCOME                                                                                        2,876
                                                                                              ---------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS
     Net realized loss on investments and foreign currency transactions                                   (619,070)
     Net change in unrealized appreciation of investments                                                4,563,932
                                                                                              ---------------------
          and foreign currency translations

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS                                                                   3,944,862
                                                                                              ---------------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                       $ 3,947,738
                                                                                              =====================

See Notes to Financial Statements.        8


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AUSTIN GLOBAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                            Six Months                Year
                                                                              Ended                  Ended
                                                                        September 30, 2003       March 31, 2003
                                                                        -----------=-------      --------------

OPERATIONS
     Net investment income (loss)                                                 $ 2,876             $ (72,305)
     Net realized loss on investments
         and foreign currency transactions                                       (619,070)           (1,506,753)
     Net change in unrealized appreciation (depreciation) of
         investments and foreign currency translations                          4,563,932            (5,191,443)
                                                                        ----------=--------      --------------
Increase (Decrease) in Net Assets from Operations                               3,947,738            (6,770,501)
                                                                        ----------=--------      --------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                                             7,327,359             5,110,818
     Redemption of shares                                                      (7,058,219)           (9,959,341)
                                                                        ------------------       --------------
Increase (Decrease) from Capital Share Transactions                               269,140            (4,848,523)

     Redemption fees                                                                2,558                40,025
                                                                        ------------------       --------------

Increase (Decrease) in Net Assets                                               4,219,436           (11,578,999)

NET ASSETS
      Beginning of period                                                      16,119,362            27,698,361
                                                                        ------------------       --------------
      End of period (a)                                                      $ 20,338,798          $ 16,119,362
                                                                        ==================       ==============

SHARE TRANSACTIONS
     Sale of shares                                                               593,183               430,993
     Redemption of shares                                                        (569,193)             (830,446)
                                                                        ------------------       --------------
Increase (Decrease) in Shares                                                      23,990              (399,453)
                                                                        ==================       ==============

(a) Accumulated net investment loss                                                $ (591)             $ (3,467)
                                                                        ------------------       --------------


See Notes to Financial Statements.        9

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AUSTIN GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout each period.


                                                      Six Months
                                                        Ended
                                                     September 30,                 Years Ended March 31,
                                                                       ---------------------------------------------------
                                                           2003         2003         2002        2001       2000      1999
                                                          ------       -----        -----       -----      -----     -----

NET ASSET VALUE, BEGINNING OF PERIOD                     $10.59      $14.42       $15.10      $27.96     $16.58     $16.27
                                                          ------       -----        -----       -----      -----     -----
INVESTMENT OPERATIONS
   Net investment income (loss)                               - (c)    (0.05)      (0.13)       (0.18)    (0.21)      0.15
   Net realized and unrealized gain (loss) on
        investments and foreign currency transactions      2.57        (3.80)      (0.50)      (10.67)    11.59       1.32
                                                          -----        -----        -----       -----      -----     -----
Total from Investment Operations                           2.57        (3.85)      (0.63)      (10.85)    11.38       1.47
                                                          -----        -----        -----       -----      -----     -----

DISTRIBUTIONS TO SHAREHOLDERS FROM

   Net investment income                                     -            -           -            -         -      (0.14)
   Net realized gain on investments
        and foreign currency transactions                    -            -       (0.10)       (2.01)        -      (0.90)
   Return of capital                                         -            -           -            -         -      (0.12)
                                                          -----        -----       -----        -----      -----     -----

Total Distributions to Shareholders                          -            -       (0.10)       (2.01)        -      (1.16)
                                                          -----        -----       -----        -----      -----     -----
   Redemption Fee (a)                                         - (c)     0.02        0.05            -         -          -
                                                          -----        -----       -----        -----      -----     -----
NET ASSET VALUE, End of Period                           $13.16       $10.59      $14.42       $15.10    $27.96     $16.58
                                                          =====       ======      ======       ======     =====     ======

TOTAL RETURN                                             24.27%       (26.56)%     (3.85)%     (40.15)%  68.64%      9.51%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)             $20,339      $16,119     $27,698      $27,081   $42,521    $22,014

Ratios to Average Net Assets (b):
   Expenses                                               2.64% (d)    2.49%       2.34%        2.19%     2.24%      2.42%
   Net investment income (loss)                           0.03% (d)    (0.34)%     (0.86)%      (0.89)%   (1.06)%    0.92%

PORTFOLIO TURNOVER RATE                                     44%          33%         45%          60%       49%        51%


--------------------------------------------------------------------------------
(a) Calculated based on average shares outstanding during the period. (b) Ratios to average net assets are based on net expenses due to the absence of applicable waivers for each period.
(c) Amount rounds to less than $0.01. (d) Annualized.

See Notes to Financial Statements.       10

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has 19 investment portfolios. Included in this report is Austin Global Equity Fund (the "Fund"), a diversified series of the Trust. The Fund seeks capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Short-term instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate.

Securities (including restricted securities) for which market quotations are insufficient or not readily available, or in the judgment of the Fund's investment adviser, the prices or values available do not represent the fair value of the instrument, are valued in good faith, at the direction of the Trust's Board of Trustees. Investments in other open-ended regulated investment companies are valued at net asset value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a registered investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each series. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

REDEMPTION FEE - Any Shareholder who redeems or exchanges shares within 180 days of purchase, will incur a 1.00% redemption fee. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset future transaction costs. To calculate Redemption fees, the Fund will use the first-in, first out (FIFO) method to determine the holding period. Under this method, the date of redemption will be compared with the earliest purchase date of the shares held in the account. The Fund reserves the right to modify the terms of or terminate the fee at any time. Redemption fees collected by the Fund for the six months ended September 30, 2003 totaled $2,558.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - Austin Investment Management, Inc. (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.50% of the average daily net assets of the Fund.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. FFS receives no compensation for its distribution services.

Administrator - Forum Administrative Services, LLC ("FAdS") is the administrator of the Fund. For its services, FAdS receives an administrative fee at an annual rate of 0.25% of the average daily net assets of the Fund.

Transfer Agent - Forum Shareholder Services, LLC ("FSS") is the transfer agent and dividend disbursing agent for the Fund. For its services, FSS receives an annual fee of $12,000, plus certain shareholder account fees.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

OTHER SERVICE PROVIDERS - Forum Trust, LLC is the custodian. The Fund pays an annual maintenance fee of $8,000 and domestic and foreign safekeeping fees based on an annualized percentage of the average daily net assets of the Fund. The Fund also pays transaction fees. Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $36,000 and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions.

NOTE 4.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments, totaled $7,909,985 and $6,861,754, respectively, for the six months ended September 30, 2003.

The cost basis of investment securities owned as of September 30, 2003, was $17,432,784 and the net unrealized appreciation of investment securities was $3,078,226. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost was $3,590,873, and the aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value was $512,647.

NOTE 5.  OTHER

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-754-8759. This information is also available from the EDGAR database on the SEC's site at http//www.sec.gov.

    FOR MORE INFORMATION


                               INVESTMENT ADVISER
                       Austin Investment MAnagement, Inc.
                         70 East 55th Street, 8th Floor
                               New York, NY 10022


                                 TRANSFER AGENT
                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                               Portland, ME 04112

                                   DISTRIBUTOR
                               Forum Fund Services
                               Two Portland Square
                               Portland, ME 04101

      Thisreport is authorized for distribution only to shareholders and to others who have received a copy of the Fund's prospectus.

                                    [picture]

                            Austin Global Equity FUnd
                               Two Portland Square
                               Portland, ME 04101
                                 (800) 754-8759
                                 (207) 879-0001

        BAINBRIDGE              SEMI-ANNUAL REPORT
         CAPITAL                SEPTEMBER 30, 2003
     MANAGEMENT, LLC            (UNAUDITED)

                                              FORUM
                                              FUNDS(R)
                                        INVESTORS BOND FUND
                                        TAXSAVER BOND FUND


                              (IMAGE-GREEK TEMPLE)

--------------------------------------------------------------------------------


TABLE OF CONTENTS                                             SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


A Message to Our Shareholders .................................................1
Performance................... ................................................2

Schedules of Investments
    Investors Bond Fund........................................................3
    TaxSaver Bond Fund.........................................................4

Notes to Schedules of Investments..............................................6

Statements of Assets and Liabilities...........................................7

Statements of Operations.......................................................8

Statements of Changes in Net Assets............................................9

Financial Highlights..........................................................10

Notes to Financial Statements.................................................11

--------------------------------------------------------------------------------


A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------


                                                              September 30, 2003

Dear Shareholder:

We are pleased to present our semi-annual report to you for the six months ended September 30, 2003. With the Iraq war behind us, we have seen a rise in investor optimism, even as those investors mulled a mixed bag of economic data. While far from robust, economic data in the U.S. is improving. The last six months have seen stimulus in the form of new tax cuts, and lower interest rates.

In late June, in an effort to inject further stimulus into the economy, the Federal Reserve Bank cut rates by 0.25% to 1.00%, citing concerns about sustainable economic growth and potential deflation. At the end of September, the Fed kept short-term rates unchanged and signaled that it would likely keep rates low until it detects signs of inflation. The Fed hopes to encourage consumers and businesses to borrow and spend. We believe that the low rates, combined with rising productivity, create a strong foundation for the economy.

Overall, our Funds outperformed their Morningstar peer groups since our last report to you. For the 2003 calendar year-to-date, Investors Bond Fund ended the period with a total return of 6.99% compared to Morningstar's Corporate General Bond Funds Average of 4.89%, while Forum TaxSaver Bond Fund reported 3.93% versus Morningstar's Municipal National Bond Funds Average of 3.17%.*

We continue to manage the Funds conservatively and to position their portfolios for a slowly improving economy. Our portfolio management team intends to maintain its defensive position, which includes, among other things, being well-positioned with portfolios at the short end of our maturity ranges in anticipation of rising interest rates. Inflation continues to remain under control, be it under the watchful eye of the Fed, which as you may know bodes well for bond funds.

Our management team remains committed to helping you reach your financial goals through skilled and prudent portfolio management. We appreciate your continued trust and confidence in us and thank you for investing in our Funds. Feel free to call us at 800-943-6786 (or 207-879-0001) or contact your local investment professional with any questions.


Bainbridge Capital Management, LLC


*PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FORUM FUNDS AND MORNINGSTAR PERFORMANCE FIGURES DO NOT INCLUDE THE EFFECT OF THE SALES CHARGES. FOR ADDITIONAL FUND PERFORMANCE INFORMATION, PLEASE REFER TO PAGE TWO. THE VIEWS IN THIS REPORT ARE THOSE OF BAINBRIDGE CAPITAL MANAGEMENT, LLC AS OF SEPTEMBER 30, 2003 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUNDS IN UNDERSTANDING THEIR INVESTMENTS AND DO NOT CONSTITUTE INVESTMENT ADVICE.

--------------------------------------------------------------------------------


PERFORMANCE
--------------------------------------------------------------------------------

                         SUMMARY PERFORMANCE INDICATORS
                       Six Months Ended September 30, 2003

                   SIX MONTH TOTAL RETURN WITHOUT SALES CHARGE

                                                                       FUND VS.
                                                      MORNINGSTAR    MORNINGSTAR
                                             FUND       AVERAGE        AVERAGE
Investors Bond Fund....................      5.52%       3.24%1         2.28%
TaxSaver Bond Fund.....................      2.74%       2.52%2         0.22%


1 MORNINGSTAR Corporate General Bond Funds Average:
  783 Funds in Category
2 MORNINGSTAR Municipal National Bond Funds Average:
  663 Funds in Category

                  AVERAGE ANNUAL TOTAL RETURN WITH SALES CHARGE


                                                                              SINCE
                                 INCEPTION DATE  1 YEAR  5 YEARS  10 YEARS  INCEPTION
                                 --------------  ------  -------  --------  ---------

Investors Bond Fund............      10/2/89      5.08%   5.85%     6.43%     8.00%
TaxSaver Bond Fund.............      10/2/89     (0.11)%  3.67%     4.81%     6.11%




      --------------------------------------------------------------------
                              MAXIMUM SALES CHARGES
      --------------------------------------------------------------------
      Investors Bond Fund                                            3.75%
      TaxSaver Bond Fund                                             3.75%
      --------------------------------------------------------------------





PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MORNINGSTAR FIGURES DO NOT INCLUDE THE EFFECT OF MAXIMUM SALES CHARGES. DURING THE PERIOD REPORTED, THE FUNDS WAIVED FEES OR REIMBURSED EXPENSES. IF THERE HAD BEEN NO FEE WAIVERS OR EXPENSE REIMBURSEMENTS, EACH FUND'S QUOTED PERFORMANCE WOULD BE LOWER. TOTAL RETURNS INCLUDE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. FOR MORE CURRENT PERFORMANCE, PLEASE CALL (800) 943-6786. (11/03)

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                         SECURITY                                                          SECURITY
  PRINCIPAL             DESCRIPTION                 VALUE           PRINCIPAL             DESCRIPTION               VALUE
  ---------             -----------                 -----           ---------             -----------               -----
                                                                U.S. TREASURY NOTES (12.0%)
CORPORATE BONDS & NOTES (50.5%)                                 $ 2,000,000 U.S. Treasury Notes, 4.25%, 8/15/13
$   750,000 American Electric Power Co., Inc.,                              (cost $1,996,728)...............     2,050,860
            Series A, 6.13%, 5/15/06........   $   812,491                                                      ----------
     27,000 Bank United, MTN, Series A
            8.00%, 3/15/09..................        32,299           SHARES
  2,211,000 Comerica Bank, 8.38%, 7/15/24...     2,578,344          ---------
    474,000 Cummins, Inc., 6.45%, 3/1/05....       491,775      COMMON STOCK (0.1%)
  1,000,000 DPL, Inc., 8.25%, 3/1/07........     1,088,713              741 Conseco, Inc. + (cost $1,020,232)       13,382
    750,000 Ford Motor Credit Co., 7.88%,                                                                       ----------
            6/15/10.........................       814,248
    500,000 General Motors Acceptance Corp.,                    PREFERRED STOCK (7.9%)
            7.75%, 1/19/10...................       550,944          28,700 City Holding Capital Trust II,
  1,000,000 Georgia Pacific Corp., 8.13%,                                   9.13%...........................       731,850
            5/15/11.........................     1,045,000           24,150 Irwin Financial Corp., Capital
    500,000 Lehman Brothers Holdings,                                       Trust I, 9.25%..................       621,863
            7.20%, 8/15/09..................       583,495                                                      ----------
    316,000 Leucadia Capital Trust I, 8.65%,
            1/15/27.........................       311,260      Total Preferred Stock (cost $1,368,185)          1,353,713
    316,000 Sears Roebuck Acceptance Corp.,                                                                     ----------
            6.70%, 11/15/06.................       353,364
                                                ----------      WARRANTS (0.1%)
                                                                      2,964 Conseco, Inc. + (cost $0).......        15,116
Total Corporate Bonds & Notes (cost $8,131,620)  8,661,933                                                      ----------
                                                ----------
                                                                SHORT-TERM HOLDINGS (14.4%)
MUNICIPAL BONDS (14.7%)                                         CASH MANAGEMENT ACCOUNTS (4.8%)
  1,408,512 Coffee County, GA, Hospital                             824,643 Scudder Cash Management
            Authority, Taxable Revenue                                      Fund, 0.89%.....................       824,643
            Anticipation Certificates,                                                                          ----------
            Coffee Regional Medical Center
            Office Building Project, Series B,                      PRINCIPAL
            9.00%, 12/1/12*.................     1,465,063          ---------
    951,698 Coffee County, GA, Hospital                         COMMERCIAL PAPER (9.6%)
            Authority, Taxable Revenue                          $   500,000 CDC Commercial Paper Corp.
            Anticipation Certificates,                                      0.93%, 10/14/03 ^...............       499,819
            Coffee Regional Medical Center                          750,000 Nestle Capital Corp. 0.90%,
            Office Building Project, Series B,                              10/14/03 ^......................       749,737
            ACA Insured, CBI, 9.00%,                                400,000 Transamerica Finance Corp.
            12/1/12*........................     1,060,335                  0.94%, 10/14/03 ^...............       399,854
                                                ----------                                                       ---------

Total Municipal Bonds (cost $2,485,413)          2,525,398      Total Commercial Paper                           1,649,410
                                                ----------                                                       ---------

                                                                Total Short-Term Holdings (cost $2,474,053)      2,474,053
                                                                                                                 ---------


                                                                Total Investments (99.7%)
                                                                     (cost $17,476,231).....................  $ 17,094,455
                                                                Other Assets and Liabilities, Net (0.3%)....        49,181
                                                                                                                ----------
                                                                NET ASSETS (100.0%).........................  $ 17,143,636
                                                                                                                ==========


See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                         SECURITY                                                        SECURITY
    PRINCIPAL           DESCRIPTION                 VALUE           PRINCIPAL           DESCRIPTION                 VALUE
    ---------           -----------                 -----           ---------           -----------                 -----

MUNICIPAL BONDS (96.5%)
ARIZONA (3.7%)                                                  OHIO (33.3%)
$   500,000 Gila County, AZ, IDA, Cobre                         $   740,000 Hamilton, OH, GO Bonds, One
            Valley Community Hospital,                                      Renaissance Center, Series A,
            Healthcare RV, ACA Insured,                                     AMBAC Insured, 5.50%, 11/1/16...       835,897
            6.00%, 12/1/20..................   $   538,450          300,000 Lebanon, OH, Electric RV,
                                                ----------                  AMBAC Insured, 5.50%, 12/1/17...       337,599
                                                                    500,000 Lorain County, OH, Hospital RV,
DISTRICT OF COLUMBIA (3.8%)                                                 Catholic Healthcare Project,
    500,000 District Of Columbia, Educational                               Series A, 5.63%, 10/1/16........       543,235
            Facilities RV, American                                 215,000 Montgomery County, OH,
            University, AMBAC Insured,                                      GO Bonds, 5.30%, 12/1/10........       243,890
            5.75%, 10/1/16..................       555,060          615,000 Northwest, OH, GO Bonds,
                                                ----------                  FGIC Insured, 5.50%, 12/1/12....       713,824
                                                                  1,000,000 Ohio State Air Quality
ILLINOIS (1.1%)                                                             Development Authority, PCR,
    170,000 Illinois Development Finance                                    Environmental Improvement,
            Authority RV, Community                                         United States Steel Corp. Project,
            Rehabilitation Providers                                        5.00%, 11/1/15..................     1,049,570
            Facilities Acquisition Program,                         500,000 Ohio State Building Authority, Lease
            Partially P/R, 8.25%, 8/1/12....       165,816                  RV, Arts Building Fund Project,
                                                ----------                  Series A, 5.50%, 4/1/16.........       561,625
                                                                    500,000 Ohio State Water Development
LOUISIANA (16.0%)                                                           Authority, PCR, Toledo Edison
  1,000,000 Calcasieu Parish, LA, PCR,                                      Co. Project, Series B, 4.50%,
            Occidental Petroleum Project                                    9/1/33..........................       502,355
            4.80%, 12/1/06..................     1,072,350           95,000 Shelby County, OH, Hospital
  1,000,000 Louisiana Public Facilities Authority,                          Facilities RV, Wilson Memorial
            Healthcare RV, Extended Care                                    Hospita1 Project, ETM, 6.40%,
            Facilities Community-Care Corp.,                                12/1/03.........................        95,873
            11.00%, 2/1/14..................     1,257,880                                                      ----------
                                                ----------
                                                                                                                 4,883,868
                                                 2,330,230                                                      ----------
                                                ----------
MINNESOTA (5.9%)                                                OKLAHOMA (1.4%)
  1,000,000 International Falls, MN, PCR,                           195,000 Claremore, OK, Public Works
            Boise Cascade Corp. Project,                                    Authority Capital Improvement,
            5.50%, 4/1/23...................       867,500                  Sales Tax RV, ETM, MBIA Insured,
                                                ----------                  5.00%, 6/1/05...................       207,593
                                                                                                                ----------
MISSOURI (4.9%)
    770,000 Kansas City, MO, IDA RV,                            PENNSYLVANIA (5.4%)
            Owens-Illinois, Inc. Project,                           385,000 Bucks County, PA, IDA RV,
            4.90%, 12/31/08.................       718,133                  Personal Care, Remarketed,
                                                ----------                  11/15/93, ETM, Series A,
                                                                            10.00%, 5/15/19.................       638,615
NEW JERSEY (6.0%)                                                   150,000 Horizon Hospital System
    770,000 Essex County, NJ, Improvement                                   Authority, PA, Hospital RV,
            Authority RV, Utilities System                                  Horizon Hospital System, Inc.
            East Orange Franchise, MBIA                                     Project, 6.35%, 5/15/16.........       160,161
            Insured, 6.00%, 7/1/18..........       887,502                                                      ----------
                                                ----------
                                                                                                                   798,776
                                                                                                                ----------


See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                         SECURITY
    PRINCIPAL           DESCRIPTION                 VALUE
    ---------           -----------                 -----

PUERTO RICO (5.8%)
    250,000 Commonwealth of Puerto Rico,
            Fuel Sales Tax RV, Public
            Improvement Project, Series A,
            5.50%, 7/1/16...................       282,215
    545,000 Puerto Rico Electric Power
            Authority, Electric RV, Series
            U, MBIA-IBC Insured, Bank of
            New York LOC, 6.00%,
            7/1/14..........................       574,098
                                                ----------

                                                   856,313
                                                ----------

VIRGIN ISLANDS (1.5%)
    200,000 Virgin Islands, PFA RV,
            Gross Receipts Taxes Lien,
            Series A, 5.63%, 10/1/10........       218,760
                                                ----------

WASHINGTON (7.7%)
    465,000 Pierce County, WA, HFA RV,
            6.00%, 12/1/28..................       436,333
    740,000 Vancouver, WA, HFA RV,
            Springbrook Square Project,
            Series B, 6.00%, 3/1/31.........       696,480
                                                ----------

                                                 1,132,813
                                                ----------

Total Municipal Bonds (cost $13,641,302)        14,160,814
                                                ----------

     SHARES
    ---------
SHORT-TERM HOLDINGS (2.3%)
CASH MANAGEMENT ACCOUNTS (2.3%)
    307,446 Dreyfus Municipal Cash
            Management Plus Fund,
            0.90%...........................       307,446
     24,368 Scudder Tax Free Money
            Fund, 0.31%.....................        24,368
                                                ----------

Total Short-Term Holdings (cost $331,814)          331,814
                                                ----------

Total Investments (98.8%)
     (cost $13,973,116).....................  $ 14,492,628
Other Assets and Liabilities, Net (1.2%)....       182,224
                                                ----------
NET ASSETS (100.0%)                           $ 14,674,852
                                                ==========


See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------


NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

^  Yield to maturity

* Illiquid securities. These securities will not be and have not been registered under the Securities Act of 1933.

+  Non-income producing securities

ACA         American Capital Assets
AMBAC       American Municipal Bond Assurance Corporation
CBI         Certificate of Bond Insurance
ETM         Escrowed to Maturity
FGIC        Financial Guaranty Insurance Company
GO          General Obligation
HFA         Housing Finance Authority
IBC         Insured Bond Certification
IDA         Industrial Development Authority
LOC         Letter of Credit
MBIA        Municipal Bond Insurance Association
MTN         Medium Term Note
P/R         Prerefunded
PCR         Pollution Control Revenue
PFA         Public Finance Authority
RV          Revenue Bonds


See Notes to Financial Statements.     6

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


                                                                INVESTORS         TAXSAVER
                                                                   BOND              BOND
                                                                   FUND              FUND
                                                              -------------     -------------

ASSETS
      Total investments, at value (Note 2).................    $ 17,094,455    $ 14,492,628
      (cost $17,476,231 and $13,973,116, respectively)

      Receivables:
        Interest and dividends.............................         169,242         251,196
      Prepaid expenses.....................................              68           2,126
                                                              -------------   -------------

Total Assets...............................................      17,263,765      14,745,950
                                                              -------------   -------------

LIABILITIES
      Payables:
        Dividends..........................................          72,995          47,717
        Fund shares redeemed...............................          23,323               -

      Accrued Liabilities:
        Payables to related parties (Note 3)...............           7,279           4,996
        Trustees' fees.....................................              72              64
        Other expenses.....................................          16,460          18,321
                                                              -------------   -------------

Total Liabilities..........................................         120,129          71,098
                                                              -------------   -------------

NET ASSETS.................................................    $ 17,143,636    $ 14,674,852
                                                              =============   =============

COMPONENTS OF NET ASSETS
      Paid-in capital......................................    $ 18,179,692    $ 14,045,469
      Undistributed net investment income..................              39           4,865
      Accumulated net realized gain (loss).................       (654,319)         105,006
      Unrealized appreciation (depreciation) on investments       (381,776)         519,512
                                                              -------------   -------------


NET ASSETS.................................................    $ 17,143,636    $ 14,674,852
                                                              =============   =============

SHARES OF BENEFICIAL INTEREST..............................       1,601,420       1,365,416
                                                              -------------   -------------

NET ASSET VALUE, AND
      REDEMPTION PRICE PER SHARE...........................         $ 10.71         $ 10.75
                                                              -------------   -------------

OFFERING PRICE PER SHARE
      (NAV / (1-MAXIMUM SALES LOAD)).......................         $ 11.13         $ 11.17
                                                              -------------   -------------

MAXIMUM SALES LOAD.........................................           3.75%           3.75%
                                                              -------------   -------------


See Notes to Financial Statements.     7

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------



                                                                            INVESTORS       TAXSAVER
                                                                               BOND           BOND
                                                                               FUND           FUND
                                                                          -------------   -------------

INVESTMENT INCOME
     Interest income....................................................   $    421,467    $    375,554
     Dividend income....................................................         63,969           2,653
                                                                          -------------   -------------
Total Investment Income.................................................        485,436         378,207
                                                                          -------------   -------------

EXPENSES
     Investment advisory fees...........................................         32,238          29,798
     Administration fees................................................          8,059           7,449
     Transfer agency fees...............................................         10,760           9,599
     Shareholder servicing fees.........................................         20,148          18,623
     Custody fees.......................................................          2,894           2,605
     Accounting fees....................................................         22,285          21,686
     Registration fees..................................................          1,354           1,925
     Professional fees..................................................         11,544          11,559
     Trustees' fees and expenses........................................            377             348
     Miscellaneous expenses.............................................          4,879           3,988
                                                                          -------------   -------------
Total Expenses..........................................................        114,538         107,580
     Fees waived and expenses reimbursed................................       (37,974)        (36,811)
                                                                          -------------   -------------
Net Expenses............................................................         76,564          70,769
                                                                          -------------   -------------

NET INVESTMENT INCOME...................................................        408,872         307,438
                                                                          -------------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) on investments............................        (4,553)          91,726
     Net change in unrealized appreciation (depreciation) on investments        463,675        (13,377)
                                                                          -------------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS..................        459,122          78,349
                                                                          -------------  --------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................   $    867,994    $    385,787
                                                                          =============   =============


See Notes to Financial Statements.     8

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED MARCH 31, 2003 AND
SIX MONTHS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------



                                                                                   INVESTORS                       TAXSAVER
                                                                                   BOND FUND                       BOND FUND
                                                                          --------------------------    ----------------------------

                                                                              AMOUNT         SHARES         AMOUNT         SHARES
                                                                          -------------   ------------  -------------   ------------

NET ASSETS - MARCH 31, 2002.............................................   $ 15,370,542                  $ 20,215,661
---------------------------                                               -------------                 -------------

OPERATIONS
     Net investment income..............................................        899,931                       754,229
     Net realized gain on investments...................................        369,287                        89,077
     Net change in unrealized appreciation (depreciation) on investments        383,263                       480,702
                                                                          -------------                 -------------
Increase in Net Assets Resulting from Operations........................      1,652,481                     1,324,008
                                                                          -------------                 -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income..............................................      (899,931)                     (766,095)
     Net realized gain on investments...................................              -                      (77,114)
                                                                          -------------                 -------------
Total Distributions to Shareholders.....................................      (899,931)                     (843,209)
                                                                          -------------                 -------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares.....................................................      1,456,093        142,320        742,102         70,059
     Reinvestment of distributions......................................        413,257         40,320        424,041         39,862
     Redemption of shares...............................................    (2,294,956)      (225,260)    (3,738,013)      (352,647)
                                                                          -------------  -------------  -------------  -------------
Decrease from Capital Share Transactions................................      (425,606)       (42,620)    (2,571,870)      (242,726)
                                                                          -------------  =============  -------------  =============
Increase (Decrease) in Net Assets.......................................        326,944                   (2,091,071)
                                                                          -------------                 -------------

NET ASSETS - MARCH 31, 2003 (INCLUDING LINE (A))........................  $  15,697,486                  $ 18,124,590
------------------------------------------------
                                                                          =============                 =============

OPERATIONS
     Net investment income..............................................        408,872                       307,438
     Net realized gain (loss) on investments............................        (4,553)                       91,726
     Net change in unrealized appreciation (depreciation) on investments        463,675                      (13,377)
                                                                          -------------                 -------------
Increase in Net Assets Resulting from Operations........................        867,994                       385,787
                                                                          -------------                 -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income..............................................      (408,922)                     (290,708)
                                                                          -------------                 -------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares.....................................................      1,713,150        162,361        596,149         55,642
     Reinvestment of distributions......................................        140,624         13,277        154,665         14,461
     Redemption of shares...............................................      (866,696)       (82,280)    (4,295,631)      (402,969)
                                                                          -------------  -------------  -------------  -------------
                                                                                         -------------                 -------------
Increase (Decrease) from Capital Share Transactions.....................        987,078         93,358    (3,544,817)      (332,866)
                                                                          -------------  =============  -------------  =============
Increase (Decrease) in Net Assets.......................................      1,446,150                    (3,449,738)
                                                                          -------------                 -------------

NET ASSETS - SEPTEMBER 30, 2003 (INCLUDING LINE (B))....................   $ 17,143,636                  $ 14,674,852
----------------------------------------------------
                                                                          =============                 ==============

(a) Accumulated undistributed (distributions in excess of)
        net investment income, March 31, 2003...........................   $         89                  $   (11,865)
                                                                          -------------                 -------------
(b)  Accumulated undistributed net investment income,
        September 30, 2003..............................................   $         39                  $      4,865
                                                                          -------------                 -------------


See Notes to Financial Statements.     9

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected per share data and ratios for a share outstanding throughout each period.

                                                               Six Months                     Years Ended March 31
                                                                 Ended        ----------------------------------------------------
                                                           September 30, 2003   2003       2002       2001       2000       1999
                                                           ------------------   ----       ----       ----       ----       ----
INVESTORS BOND FUND
NET ASSET VALUE, Beginning of Year........................        $ 10.41    $  9.91    $ 10.11    $  9.74    $ 10.32    $ 10.57
                                                                  -------    -------    -------    -------    -------    -------

INVESTMENT OPERATIONS
    Net investment income.................................           0.27       0.59       0.63 (c)   0.72       0.68       0.67
    Net realized and unrealized gain (loss) on investments           0.30       0.50      (0.20)(c)   0.37      (0.58)     (0.21)
                                                                  -------    -------    -------    -------    -------    -------

Total from Investment Operations..........................           0.57       1.09       0.43       1.09       0.10       0.46
                                                                  -------    -------    -------    -------    -------    -------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income.................................         (0.27)     (0.59)     (0.63)     (0.72)     (0.68)     (0.67)
    Net realized investment gains.........................           -          -          -          -           -       (0.04)
                                                                  -------    -------    -------    -------    -------    -------

Total Distributions to Shareholders.......................         (0.27)     (0.59)     (0.63)     (0.72)     (0.68)     (0.71)
                                                                  -------    -------    -------    -------    -------    -------

NET ASSET VALUE, End of Year..............................        $ 10.71    $ 10.41    $  9.91    $ 10.11    $  9.74    $ 10.32
                                                                  =======      =====    =======    =======    =======    =======

TOTAL RETURN (a)..........................................           5.52%     11.26%      4.32%     11.90%      1.13%      4.45%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)...............        $17,144    $15,697    $15,371    $13,372    $50,432    $70,446

Ratios to Average Net Assets:
    Net investment income.................................           5.07% (d)  5.79%      6.23% (c)  7.75%      6.90%      6.33%
    Net expenses..........................................           0.95% (d)  0.66%      0.95%      0.81%      0.70%      0.70%
    Gross expenses (b)....................................           1.42% (d)  1.45%      1.57%      1.21%      1.05%      1.02%

PORTFOLIO TURNOVER RATE...................................              8%        64%        81%        28%        34%        98%

TAXSAVER BOND FUND
NET ASSET VALUE, Beginning of Year........................        $ 10.67    $ 10.42    $ 10.45    $ 10.05    $ 10.61    $ 10.75
                                                                  -------    -------    -------    -------    -------    -------

INVESTMENT OPERATIONS
    Net investment income.................................           0.22       0.42       0.44       0.45       0.48       0.48
    Net realized and unrealized gain (loss) on investments           0.07       0.30      (0.03)      0.40      (0.56)      0.04
                                                                  -------    -------    -------    -------    -------    -------

Total from Investment Operations..........................           0.29       0.72       0.41       0.85      (0.08)      0.52
                                                                  -------    -------    -------    -------    -------    -------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income.................................          (0.21)     (0.43)     (0.44)     (0.45)     (0.48)     (0.48)
    Net realized investment gains.........................            -        (0.04)       -          -          -        (0.18)
                                                                  -------    -------    -------    -------    -------    -------

Total Distributions to Shareholders.......................          (0.21)     (0.47)     (0.44)     (0.45)     (0.48)     (0.66)
                                                                  -------    -------    -------    -------    -------    -------

NET ASSET VALUE, End of Year..............................        $ 10.75    $ 10.67    $ 10.42    $ 10.45    $ 10.05    $ 10.61
                                                                  =======    =======    =======    =======    =======    =======

TOTAL RETURN (a)..........................................           2.74%     7.08%       4.05%      8.71%     (0.74)%     4.95%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)...............       $14,675    $18,125    $20,216    $21,301    $29,180    $37,447

Ratios to Average Net Assets:
    Net investment income.................................          4.13% (d)   4.00%      4.22%      4.50%      4.68%      4.48%
    Net expenses..........................................          0.95% (d)   0.95%      0.95%      0.81%      0.60%      0.60%
    Gross expenses (b)....................................          1.44% (d)   1.35%      1.36%      1.26%      1.16%      1.11%

PORTFOLIO TURNOVER RATE...................................            14%         23%        27%        37%        25%        62%

(a) Total return calculations do not include sales charge.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements.
(c) As required, effective April 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change on Investors Bond Fund, for the year ended March 31, 2002, was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets by 0.29%. Per share data, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(d) Annualized.


See Notes to Financial Statements.     10

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


NOTE 1.  ORGANIZATION

This report relates to Investors Bond Fund and TaxSaver Bond Fund (individually, a "Fund" and, collectively, the "Funds"). The Funds are non-diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has 19 active investment portfolios. Investors Bond Fund seeks to provide as high a level of current income consistent with capital preservation and prudent investment risk. TaxSaver Bond Fund seeks to provide a high level of current income exempt from Federal income tax. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. The Funds commenced operations on October 2, 1989.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION - Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate.

Securities (including restricted securities) for which market quotations are insufficient or not readily available, or in the judgment of the Fund's investment adviser, the prices or values available do not represent the fair value of the instrument, are valued in good faith, at the direction of the Trust's Board of Trustees. Investments in other open-ended regulated investment companies are valued at net asset value.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. All premium and discount is being amortized and accreted according to federal income tax regulations. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS - Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gains, if any, are declared and paid to shareholders at least annually.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISOR - Bainbridge Capital Management, LLC ("Bainbridge"), serves as investment adviser for the Funds. Bainbridge receives an advisory fee at an annual rate of 0.40% of each Fund's average daily net assets.

ADMINISTRATOR - Forum Administrative Services, LLC ("FAdS") is the administrator of each Fund. FAdS receives an administrative fee at an annual rate of 0.10% of the average daily net assets of each Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT - Forum Shareholder Services, LLC ("FSS") is the transfer agent and dividend disbursing agent for each Fund. FSS receives an annual fee of $18,000, certain shareholder account fees and certain out-of-pocket expenses.

SHAREHOLDER SERVICE AGENT - Each Fund has adopted a shareholder servicing plan under which the Funds pay FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Fund.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the distributor of each Fund's shares. FFS receives and may reallow to certain institutions the sales charge paid on purchases of the Funds' shares.

For the six months ended September 30, 2003, FFS received $635 as its portion of the sales charges on sales of shares of Investors Bond Fund.

OTHER SERVICE PROVIDERS - Forum Trust, LLC is the custodian. Each Fund pays an annual domestic custody fee based on an annualized percentage of the average daily net assets of the Fund. Each Fund also pays an annual maintenance fee of $3,600 as well as certain other transaction fees and reimburses the custodian for certain out-of-pocket expenses. Forum Accounting Services, LLC ("FAcS") provides fund accounting services to each Fund. For its services, FAcS receives an annual fee of $36,000 per Fund, plus certain amounts based upon the asset level of a Fund. Each Fund also reimburses FAcS for certain out-of-pocket expenses.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Bainbridge has contractually undertaken to waive a portion of its fees and reimburse a portion of the Funds' expenses so that total expenses of each Fund would not exceed 0.95% of average net assets through July 31, 2004. FAdS has voluntarily waived a portion of its fees. These voluntary waivers may be reduced or eliminated at any time. For the six months ended September 30, 2003, fees waived and expenses reimbursed were as follows:

                                                         TOTAL FEES
                                                         WAIVED AND
                                                          EXPENSES
                             BAINBRIDGE       FADS       REIMBURSED
                             ----------    ----------    ----------
Investors Bond Fund           $17,925       $20,049       $37,974
TaxSaver Bond Fund             18,188        18,623        36,811

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, for the six months ended September 30, 2003, were as follows:

                                          PROCEEDS FROM
                               COST OF      SALES AND
                              PURCHASES    MATURITIES
                             ----------    ----------
Investors Bond Fund          $3,017,012    $1,100,618
TaxSaver Bond Fund            2,037,302     4,583,409

The cost basis of investment securities owned as of September 30, 2003, the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost, and the aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value were as follows:

                                                                  NET UNREALIZED
                                     UNREALIZED      UNREALIZED    APPRECIATION
                         COST       APPRECIATION    DEPRECIATION  (DEPRECIATION)
                     ------------   ------------    ------------   ------------
Investors Bond Fund  $17,476,231      $656,825      $(1,038,601)      $(381,776)
TaxSaver Bond Fund    13,973,116       668,883         (149,371)        519,512

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

NOTE 6.  OTHER

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling 800-95FORUM. This information is also available from the EDGAR database on the SEC's site at http//www.sec.gov.

            FOR MORE INFORMATION                          BAINBRIDGE
                                                            CAPITAL
                                                        MANAGEMENT, LLC



                                                             FORUM
                                                             FUNDS
                                                      INVESTORS BOND FUND
                                                       TAXSAVER BOND FUND

               TRANSFER AGENT
         Forum Shareholder Services
                P.O. Box 446
           Portland, Maine 04112



                DISTRIBUTOR
         Forum Fund Services, LLC
            Two Portland Square
           Portland, Maine 04112


                                                         (FORUM LOGO)
                                                          Forum Funds
                                                          P.O. Box 446
                                                     Portland, Maine 04112
                                                          800-94FORUM
                                                    (Shareholder Services)
This report is authorized for distribution only to        800-95FORUM
shareholders and to others who have received a copy    (Dealer Services)
           of the Funds' prospectus.                      207-879-0001

        FORUM                           SEMI-ANNUAL REPORT
        FUNDS(R)                        SEPTEMBER 30, 2003
                                        (UNAUDITED)

                                                MAINE TAXSAVER
                                                  BOND FUND

                                            NEW HAMPSHIRE TAXSAVER
                                                  BOND FUND

                                           PAYSON TOTAL RETURN FUND

                                               PAYSON VALUE FUND


                              (IMAGE-GREEK TEMPLE)

--------------------------------------------------------------------------------


TABLE OF CONTENTS                                             SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


Messages to Our Shareholders:
    Forum Investment Advisors, LLC.............................................1
    H.M. Payson & Co.......................................................... 2
Performance....................................................................3

Schedules of Investments:
    Maine TaxSaver Bond Fund...................................................4
    New Hampshire TaxSaver Bond Fund...........................................7
    Payson Total Return Fund...................................................9
    Payson Value Fund.........................................................11

Notes to Schedules of Investments.............................................12

Statements of Assets and Liabilities..........................................13

Statements of Operations......................................................14

Statements of Changes in Net Assets...........................................15

Financial Highlights..........................................................17

Notes to Financial Statements.................................................19

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS
FORUM INVESTMENT ADVISORS, LLC
--------------------------------------------------------------------------------
                                                              September 30, 2003

Dear Forum Bond Fund Shareholder:

We are pleased to present our semi-annual report to you for the six months ended September 30, 2003. With the Iraq war behind us, we have seen a rise in investor optimism, even as those investors mulled a mixed bag of economic data. While far from robust, economic data in the U.S. is improving. The last six months have seen stimulus in the form of new tax cuts, and lower interest rates.

In late June, in an effort to inject further stimulus into the economy, the Federal Reserve Bank cut rates by .25% to 1.00%, citing concerns about sustainable economic growth and potential deflation. At the end of September, the Fed kept short-term rates unchanged and signaled that it would keep rates low until it detects signs of inflation. The Fed hopes to encourage consumers and businesses to borrow and spend. We believe that the low rates, combined with rising productivity, create a strong foundation for the economy.

For the calendar year-to-date, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund ended the period with total returns of 2.81% and 2.45%, respectively, versus Morningstar's Municipal Single-State Bond Funds Average of 3.09%.* We continue to manage the Funds conservatively and to position their portfolios for a slowly improving economy. Our portfolio management team intends to maintain their defensive position, which includes, among other things, being well-positioned with portfolios at the short end of our maturity ranges in anticipation of rising interest rates. Inflation continues to remain under control, be it under the watchful eye of the Fed, which as you may know bodes well for bond funds.

Our portfolio management team remains committed to helping you reach your financial goals through skilled and prudent portfolio management. We appreciate your continued trust and confidence in us and thank you for investing in Forum Funds. Feel free to call us at 800-943-6786 (or 207-879-0001) or contact your local investment professional with any questions.


Forum Investment Advisors, LLC



*PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FORUM FUNDS AND MORNINGSTAR PERFORMANCE FIGURES DO NOT INCLUDE THE EFFECT OF THE SALES CHARGES. FOR ADDITIONAL FUND PERFORMANCE INFORMATION, PLEASE REFER TO PAGE THREE. THE VIEWS IN THIS REPORT ARE THOSE OF FORUM INVESTMENT ADVISORS, LLC AS OF SEPTEMBER 30, 2003 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUNDS IN UNDERSTANDING THEIR INVESTMENTS AND DO NOT CONSTITUTE INVESTMENT ADVICE.

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS
H.M. PAYSON & CO.
--------------------------------------------------------------------------------
                                                              September 30, 2003

Dear Payson Fund Shareholder:

After a most difficult three years, investors enjoyed some welcome relief over the past six months. Following a steep decline during the buildup to war in Iraq, the markets recovered substantially as the initial military action proceeded better than had been feared. While many geopolitical concerns remained, market participants turned their attention to a gradually-improving economy.

The seeds for a recovery were sown in stimulative monetary and fiscal policies implemented by the Federal Reserve and the administration. In response to a weak economy, a series of interest rate reductions drove bond yields to forty-year lows and flooded the economy with liquidity. The 2003 Jobs And Growth Tax Reform Act proposed by the administration and grudgingly enacted by Congress resulted in some of the largest tax cuts in history. At this point in time, signs of an economic recovery are building, with the notable exception of a brighter employment picture. Historically, though, employment gains are often not evident until the latter stages of a recovery.

For the six months ended September 30, the S&P 500 Index produced a total return of 18.44%, while the Nasdaq Composite Index soared by 33.49%. For the year-ended September 30, the index total returns were 24.38% and 53.16%, respectively. As is often the case, stock market gains were uneven through the period. Renewed hopes for a long-awaited improvement in technology spending and evidence of consumer resiliency caused outsized advances in the technology and consumer discretionary sectors. On the other hand, industrial stocks were held back by global competitive pressures, and pharmaceutical companies continued to struggle with patent expirations and pricing issues. Across the market-capitalization spectrum, returns were also particularly asymmetrical, as small-cap stocks handily out-performed the large-cap issues.

Despite the uneven nature of the market's recovery, fund shareholders were well-served by our investment style and stock selection process during the period. In the equity markets, we have traditionally sought to invest in companies with attractive growth characteristics, but whose shares reflect modest expectations for the future. To the extent that "growth" became more reasonably priced than it had been in some time, last year's declines provided an opportunity to improve the growth and quality characteristics of the portfolios, without sacrificing our valuation discipline. In addition, our long-standing preference for dividend-paying issues benefited from the recent tax legislation. As shown on page three the Payson Value Fund provided a total return of 20.57% for the six months ended September 30, while the Payson Total Return Fund (previously named Payson Balanced Fund) had a total return of 14.33%. Because of the nature of its asset allocation profile, the Total Return Fund's performance was negatively impacted by rising interest rates (and declining bond prices) during the period.

Given the significant advance in stock prices, we believe it is appropriate to adopt slightly reduced expectations for returns from this point forward. However, because of the potential for rising interest rates and negative real (inflation-adjusted) returns on money market funds, equities appear to be the most attractive asset class on a relative basis. In this environment, an attention to valuation becomes increasingly important, and we have every reason to believe that our discipline will continue to provide competitive relative returns.

As always, we thank you for the continued confidence you have placed in us.

H.M. Payson & Co. Investment Adviser

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE VIEWS IN THIS REPORT WERE THOSE OF THE FUNDS' INVESTMENT ADVISER, H.M. PAYSON & CO., AS OF SEPTEMBER 30, 2003 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENTS AND DO NOT CONSTITUTE INVESTMENT ADVICE.

--------------------------------------------------------------------------------


PERFORMANCE
--------------------------------------------------------------------------------

             SUMMARY PERFORMANCE INDICATORS
          SIX MONTHS ENDED SEPTEMBER 30, 2003
       SIX MONTH TOTAL RETURN WITHOUT SALES CHARGE (IF APPLICABLE)

                                                                       FUND VS.
                                                   MORNINGSTAR       MORNINGSTAR
                                      FUND           AVERAGE           AVERAGE
                                    -------          -------           -------
Maine TaxSaver Bond Fund..........    1.94%             2.18%1           (0.24)%
New Hampshire TaxSaver Bond Fund..    1.76%             2.18%1           (0.42)%
Payson Total Return Fund..........   14.33%            12.22%2            2.11%
Payson Value Fund.................   20.57%            18.48%3            2.09%


1 MORNINGSTAR Municipal State Bond Funds Average:
  936 Funds in Category
2 MORNINGSTAR Balanced Funds Average:
  528 Funds in Category
3 MORNINGSTAR Growth & Income Funds Average:
  1185 Funds in Category


      AVERAGE ANNUAL TOTAL RETURN WITH SALES CHARGE (IF APPLICABLE)


                           INCEPTION DATE  1 YEAR  5 YEARS  10 YEARS  INCEPTION
                           --------------  ------  -------  --------  ---------

Maine TaxSaver Bond Fund........  12/5/91   (0.53)%   3.79%    4.63%    5.61%
New Hampshire TaxSaver Bond Fund 12/31/92    0.01%    3.56%    4.50%    5.14%
Payson Total Return Fund........ 11/25/91   14.86%    3.75%    6.11%    7.43%
Payson Value Fund...............  7/31/92   23.86%    1.28%    6.95%    8.09%


           ---------------------------------------------------
                            MAXIMUM SALES CHARGES
           ---------------------------------------------------
           Maine TaxSaver Bond Fund                      3.00%
           New Hampshire TaxSaver Bond Fund              3.00%
           Payson Total Return Fund                      0.00%
           Payson Value Fund                             0.00%
           ---------------------------------------------------



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MORNINGSTAR FIGURES DO NOT INCLUDE THE EFFECT OF MAXIMUM SALES CHARGES. DURING THE PERIOD REPORTED, THE FUNDS WAIVED FEES OR REIMBURSED EXPENSES. IF THERE HAD BEEN NO FEE WAIVERS OR EXPENSE REIMBURSEMENTS, EACH FUND'S QUOTED PERFORMANCE WOULD BE LOWER. TOTAL RETURNS INCLUDE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. FOR MORE CURRENT PERFORMANCE PLEASE CALL (800) 943-6786.

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                           SECURITY                                                                SECURITY
 PRINCIPAL                DESCRIPTION                 VALUE              PRINCIPAL                DESCRIPTION                 VALUE
 ---------                -----------                 -----              ---------                -----------                 -----

MUNICIPAL BONDS (95.8%)
GENERAL OBLIGATION - BOND BANK (3.9%)                                   GENERAL OBLIGATION - LOCAL
            MAINE MUNICIPAL BOND BANK                                    $   250,000 Cape Elizabeth, ME, GO Bonds,
$   100,000 Series A, AMBAC Insured, 5.38%,                                         P/R 10/15/04 @ 102, 5.75%,
            1/1/03 ............................ $   100,378                         10/15/09 .......................... $   267,147
  1,000,000 Series D, MBIA Insured, 5.63%,                                  100,000 Cape Elizabeth, ME, GO Bonds,
            11/1/16 ...........................   1,141,480                         P/R 10/15/04 @ 102, 5.90%,
     90,000 Series E, AMBAC Insured, P/R                                            10/15/12 ..........................     107,014
            11/1/05 @ 102, 5.70%, 11/1/11 .....     100,169                  25,000 Cape Elizabeth, ME, GO Bonds,
     20,000 Sewer & Water RV, SRF Program,                                          P/R 10/15/04 @ 102, 5.90%,
            Series B, 4.75%, 11/1/03 ..........      20,065                         10/15/14 ..........................      26,753
                                                 ----------                  25,000 Ellsworth, ME, GO Bonds, 7.20%,
                                                  1,362,092                         7/1/08 ............................      30,405
                                                 ----------                 250,000 Freeport, ME, GO Bonds, 7.25%,
                                                                                    9/1/04 ............................     263,982
GENERAL OBLIGATION - LOCAL (15.2%)                                           20,000 Freeport, ME, GO Bonds, 7.25%,
     60,000 Bangor, ME, GO Bonds, 5.50%,                                            9/1/10 ............................      25,252
            9/1/04 ............................      62,429                  75,000 Kennebec, ME, RDA, GO Bonds,
    250,000 Bangor, ME, GO Bonds, Series A,                                         5.50, 8/1/14 ......................      82,735
            3.60%, 4/1/05 .....................     259,422                  25,000 Kittery, ME, GO Bonds, 5.20%,
    100,000 Bangor, ME, GO Bonds, Series A,                                         1/1/09 ............................      27,889
            3.75%, 4/1/06 .....................     105,849                  25,000 Old Orchard Beach, ME, GO
    175,000 Bar Harbor, ME, GO Bonds,                                               Bonds, MBIA Insured, Partially
            6.20%, 6/1/05 .....................     189,513                         P/R, 6.40%, 9/1/04 ................      25,858
     75,000 Bar Harbor, ME, GO Bonds,                                       140,000 Old Orchard Beach, ME, GO
            6.45%, 6/1/09 .....................      89,881                         Bonds, MBIA Insured, Partially
     15,000 Bath, ME, GO Bonds, 7.40%,                                              P/R, 6.60%, 9/1/06 ................     144,827
            12/1/06 ...........................      17,643                  35,000 Old Orchard Beach, ME, GO
     30,000 Bath, ME, GO Bonds, 7.45%,                                              Bonds, MBIA Insured, Partially
            12/1/07 ...........................      36,449                         P/R, 6.65%, 9/1/07 ................      36,208
     20,000 Bath, ME, GO Bonds, 7.50%,                                       40,000 Old Orchard Beach, ME, GO
            12/1/08 ...........................      24,950                         Bonds, MBIA Insured, Partially
     25,000 Bath, ME, GO Bonds, Series A,                                           P/R, 6.65%, 9/1/08 ................      41,383
            MBIA Insured, 5.63%, 3/1/09 .......      27,024                  20,000 Old Orchard Beach, ME, GO
     25,000 Blue Hill, ME, GO Bonds, 7.30%,                                         Bonds, MBIA Insured, Partially
            7/1/06 ............................      28,716                         P/R, 6.65%, 9/1/10 ................      20,691
     50,000 Brewer, ME, GO Bonds, Series A,                                 350,000 Portland, ME, GO Bonds, 3.50%,
            6.10%, 1/1/04 .....................      50,627                         4/1/05 ............................     363,314
     50,000 Brewer, ME, GO Bonds, Series A,                                 100,000 Portland, ME, GO Bonds, 7.25%,
            6.10%, 1/1/05 .....................      51,189                         12/1/05 ...........................     112,989
     50,000 Brewer, ME, GO Bonds, Series A,                                 790,000 Portland, ME, GO Bonds, 5.30%,
            6.20%, 1/1/06 .....................      51,195                         6/1/13 ............................     857,150
     50,000 Brunswick, ME, Tax Increment,                                    60,000 Portland, ME, GO Bonds, 5.00%,
            Brunswick Technologies, Inc.                                            9/1/13 ............................      65,695
            Project, GO Bonds, 5.50%, 11/1/08 .      53,948                  50,000 Portland, ME, GO Bonds, City
     25,000 Bucksport, ME, GO Bonds,                                                Hospital Project, 12.60, 11/1/05 ..      61,517
            7.15%, 4/1/07 .....................      29,237


See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                           SECURITY                                                                SECURITY
 PRINCIPAL                DESCRIPTION                 VALUE              PRINCIPAL                DESCRIPTION                 VALUE
 ---------                -----------                 -----              ---------                -----------                 -----

GENERAL OBLIGATION - LOCAL                                              REVENUE - GUAM (1.5%)
$    25,000 Portland, ME, GO Bonds, P/R                                 $    10,000 Guam Housing Corp., SFM RV,
            4/1/04 @ 102, 6.50%, 4/1/14 ....... $    26,196                         Mortgage Guaranteed, Series A,
    250,000 Saco, ME, GO Bonds, MBIA                                                COLL by FHLMC, 5.75%, 9/1/31 ...... $    10,836
            Insured, 3.25%, 1/1/04 ............     251,398                 500,000 Guam, Power Authority RV,
    150,000 South Portland, ME, GO Bonds,                                           Series A, 4.00%, 10/1/04 ..........     506,435
            5.80%, 9/1/08 .....................     175,007                                                              ----------
     40,000 South Portland, ME, GO Bonds,                                                                                   517,271
            5.80%, 9/1/11 .....................      47,485                                                              ----------
     25,000 Westbrook, ME, GO Bonds,
            6.75%, 11/15/04 ...................      26,562             REVENUE - HEALTH & EDUCATION (8.2%)
     75,000 Windham, ME, GO Bonds,                                           25,000 Maine Educational Loan
            0.05%, 6/15/08 ....................      65,444                         Marketing Corp., Student Loan
    130,000 Winslow, ME, GO Bonds, MBIA                                             RV, Series A-1, 6.35%, 5/1/05 .....      25,200
            Insured, 5.50%, 3/1/07 ............     145,037                 250,000 Maine Governmental Facilities
     25,000 Winthrop, ME, GO Bonds,                                                 Authority, Healthcare RV, MBIA
            5.10%, 8/1/04 .....................      25,832                         Insured, 5.38%, 10/1/16 ...........     279,513
     25,000 Winthrop, ME, GO Bonds,                                           5,000 Maine HEHFA RV, AMBAC
            5.20%, 8/1/05 .....................      26,814                         Insured, 7.30%, 5/1/14 ............       5,026
     25,000 Winthrop, ME, GO Bonds,                                         195,000 Maine HEHFA RV, Maine Medical
            5.30%, 8/1/06 .....................      27,582                         Center Project, ETM, 6.00%,
     25,000 Winthrop, ME, GO Bonds,                                                 10/1/13 ...........................     232,356
            5.40%, 8/1/07 .....................      28,174                  35,000 Maine HEHFA RV, Maine Medical
    500,000 Yarmouth, ME, GO Bonds,                                                 Center Project, FSA Insured,
            5.00%, 11/15/19 ...................     536,745                         5.00%, 11/15/13 ...................      35,851
    250,000 Yarmouth, ME, GO Bonds, AMBAC                                   175,000 Maine HEHFA RV, Series A, ETM,
            Insured, 5.25%, 11/15/09 ..........     287,037                         FSA Insured, 5.60%, 7/1/07 ........     180,572
                                                 ----------                 550,000 Maine HEHFA RV, Series A, FSA
                                                  5,308,194                         Insured, 5.25%, 7/1/10 ............     601,705
                                                 ----------                  25,000 Maine HEHFA RV, Series A, FSA
                                                                                    Insured, 5.25%, 7/1/11 ............      27,966
GENERAL OBLIGATION - PUERTO RICO (14.1%)                                    450,000 Maine HEHFA RV, Series B, FSA
  1,550,000 Commonwealth of Puerto Rico,                                            Insured, 5.55%, 7/1/08 ............     460,620
            GO Bonds, 5.50%, 7/1/16 ...........   1,749,733                 510,000 Maine HEHFA RV, Series D, FSA
    400,000 Commonwealth of Puerto Rico,                                            Insured, 5.30%, 7/1/07 ............     532,486
            GO Bonds, 5.25%, 7/1/18 ...........     438,408                 460,000 Maine Veteran's Homes,
    500,000 Commonwealth of Puerto Rico,                                            Healthcare RV, ETM, 6.80%, 10/1/05      482,457
            GO Bonds, MBIA Insured,                                                                                      ----------
            5.75%, 7/1/07 .....................     571,635                                                               2,863,752
  1,125,000 Commonwealth of Puerto Rico,                                                                                 ----------
            GO Bonds, MBIA Insured,
            5.75%, 7/1/10 .....................   1,322,550             REVENUE - HOUSING (3.1%)
    750,000 Commonwealth of Puerto Rico,                                     50,000 Maine HSG AUTH RV, Mortgage
            GO Bonds, MBIA Insured,                                                 Purchase, Series A-1, 5.05%,
            5.50%, 7/1/21 .....................     860,393                         11/15/06 ..........................      51,166
                                                -----------               1,000,000 Maine HSG AUTH RV, Mortgage
                                                  4,942,719                         Purchase, Series F-2, 4.05%,
                                                -----------                         11/15/10 ..........................   1,028,600
                                                                                                                         ----------
                                                                                                                          1,079,766
                                                                                                                         ----------


See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                           SECURITY                                                                SECURITY
 PRINCIPAL                DESCRIPTION                 VALUE              PRINCIPAL                DESCRIPTION                 VALUE
 ---------                -----------                 -----              ---------                -----------                 -----

REVENUE - INDUSTRIAL (10.2%)                                            REVENUE - TRANSPORTATION
$   250,000 Baileyville, ME, PCR, Georgia-Pacific                       $   100,000 Maine State Turnpike Authority
            Corp. Project, 4.75%, 6/1/05 ...... $   246,523                         RV, Special Obligation, MBIA
    300,000 Bucksport, ME, Solid Waste                                              Insured, 4.63%, 7/1/10 ............ $   108,243
            Disposal RV, Champion                                                                                        ----------
            International Corp. Project,                                                                                  1,453,135
            Remarketed 5/1/93, 6.25%, 5/1/10 ..     303,642                                                              ----------
    530,000 East Millinocket, ME, PCR Bonds,
            Great Northern Nekoosa Corp.                                REVENUE - VIRGIN ISLANDS (26.0%)
            Project, ETM, 6.70%, 6/1/04 .......     549,430                  55,000 Virgin Islands, HFA, SFM RV,
    100,000 Houlton, ME, Water Co. RV, MBIA                                         Series A, COLL By GNMA,
            Insured, 4.60%, 5/1/14 ............     105,544                         6.00%, 3/1/07 ....................      57,866
     50,000 Jay, ME, PCR Bonds, International                             1,080,000 Virgin Islands, PFA RV, ETM,
            Paper Co. Project, Series A,                                            7.30%, 10/1/18 ....................   1,437,210
            5.63%, 11/15/06 ...................      51,132               1,100,000 Virgin Islands, PFA RV, Gross
    500,000 Kennebec, ME,  Water District                                           Receipts Taxes Lien, Series A,
            RV, FSA Insured, 5.13%, 12/1/21 ...     526,220                         5.63%, 10/1/10 ....................   1,203,180
     15,000 Kennebunk, ME, Sewer District                                   600,000 Virgin Islands, PFA RV, Gross
            RV, 7.10%, 1/1/06 .................      16,836                         Receipts Taxes Lien, Series A,
    250,000 Maine Governmental Facilities                                           6.38%, 10/1/19 ....................     666,936
            Authority, Lease RV, FSA Insured,                             1,220,000 Virgin Islands, PFA RV, Senior
            5.75%, 10/1/07 ....................     286,670                         Lien, Series A, RADIAN-IBC
  1,465,000 Skowhegan, ME, PCR Bonds, Scott                                         Insured, 5.50%, 10/1/22 ...........   1,309,426
            Paper Co. Project, 5.90%, 11/1/13 .   1,500,131               1,000,000 Virgin Islands, PFA RV, Senior
                                                 ----------                         Lien, Series C, 5.50%, 10/1/08 ....   1,091,300
                                                  3,586,128               1,140,000 Virgin Islands, PFA RV, Subordinate
                                                 ----------                         Lien, Series D, 6.00%, 10/1/05 ....   1,213,895
                                                                            750,000 Virgin Islands, Water & Power
REVENUE - PUERTO RICO (9.5%)                                                        Authority, Electric RV, 5.25%, 7/1/06   802,335
  1,960,000 Puerto Rico, Public Finance Corp.,                              250,000 Virgin Islands, Water & Power
            Commonwealth Appropriations,                                            Authority, Electric RV, 5.25%, 7/1/08   269,388
            Series A, AMBAC Insured, 5.38%,                               1,000,000 Virgin Islands, Water & Power
            6/1/18 ............................   2,258,900                         Authority, Electric RV, ACA-CBI
  1,000,000 Puerto Rico, University of Puerto                                       Insured, 5.30%, 7/1/21 ............   1,070,040
            Rico Project, Educational Facilities                                                                         ----------
            RV, Series M, MBIA Insured,                                                                                   9,121,576
            5.50%, 6/1/15 .....................   1,077,880                                                              ----------
                                                 ----------
                                                  3,336,780             Total Municipal Bonds (cost $31,505,269)         33,571,413
                                                 ----------                                                              ----------

REVENUE - TRANSPORTATION (4.1%)                                            SHARES
    200,000 Maine State Turnpike Authority                               ---------
            RV, 5.00%, 6/15/11 ................     224,702             SHORT-TERM HOLDINGS (2.9%)
    750,000 Maine State Turnpike Authority                              CASH MANAGEMENT ACCOUNTS (2.9%)
            RV, FGIC Insured, 5.75%, 7/1/28 ...     824,550                  981,414 Scudder Tax Free Money Market
     75,000 Maine State Turnpike Authority                                           Fund, 0.31% ......................     981,414
            RV, MBIA Insured, 5.25%, 7/1/10 ...      84,170                   19,180 Dreyfus Municipal Cash
    200,000 Maine State Turnpike Authority                                           Management Plus Fund, 0.90% ......      19,180
            RV, MBIA Insured, P/R 7/1/04                                                                                 ----------
            @ 102, 6.00%, 7/1/14 ..............     211,470
                                                                        Total Short-Term Holdings (cost $1,000,594)       1,000,594
                                                                                                                         ----------

                                                                        Total Investments (98.7%) (cost $32,505,863) .. $34,572,007
                                                                        Other Assets and Liabilities, Net (1.3%) ......     447,495
                                                                                                                         ----------
                                                                        NET ASSETS (100.0%) ........................... $35,019,502
                                                                                                                         ==========


See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                           SECURITY                                                                SECURITY
 PRINCIPAL                DESCRIPTION                 VALUE              PRINCIPAL                DESCRIPTION                 VALUE
 ---------                -----------                 -----              ---------                -----------                 -----

MUNICIPAL BONDS (95.2%)                                                 GENERAL OBLIGATION - LOCAL
GENERAL OBLIGATION - BOND BANK (6.6%)                                   $    30,000 Manchester, NH, GO Bonds,
            NEW HAMPSHIRE MUNICIPAL BOND BANK                                       4.50%, 6/1/09 ..................... $    31,790
$   435,000 Coe-Brown Northwood Project,                                    200,000 Manchester, NH, GO Bonds,
            4.50%, 5/1/12 ..................... $   429,802                         Series A, 5.50%, 6/1/19 ...........     224,262
      5,000 Pinkerton Academy Project,                                       15,000 Mascenic, NH, Regional SD #1,
            AMBAC Insured, 5.25%, 6/1/07 ......       5,117                         GO Bonds, Lot C, AMBAC Insured,
     50,000 Series A, P/R 11/1/04 @ 102,                                            7.20, 12/15/07 ....................      18,087
            5.15%, 11/1/08 ....................      53,209                  35,000 Nashua, NH, GO Bonds, FGIC
     85,000 Series C, State Guaranteed,                                             Insured, 5.25%, 11/1/09 ...........      39,172
            5.80%, 8/15/08 ....................      90,082                  50,000 Oyster River, NH, Cooperative SD,
                                                 ----------                         GO Bonds, Lot A, State
                                                    578,210                         Guaranteed, 5.75%, 6/15/07 .......      52,579
                                                 ----------                 100,000 Oyster River, NH, Cooperative SD,
                                                                                    GO Bonds, Lot A, State
GENERAL OBLIGATION - LOCAL (26.0%)                                                  Guaranteed, 5.85%, 6/15/08 .......     105,229
    225,000 Belknap County, NH, GO Bonds,                                    30,000 Salem, NH, GO Bonds, MBIA
            MBIA Insured, 5.20%, 6/15/13 ......     249,277                         Insured, 6.45%, 3/1/04 ............      30,133
     60,000 Colebrook, NH, SD, GO Bonds,                                    400,000 Stratham, NH, SD, GO Bonds,
            MBIA Insured, 4.00%, 7/15/08 ......      64,942                         AMBAC Insured, 5.10%, 1/15/08 .....     447,716
     50,000 Concord, NH, GO Bonds, FGIC                                                                                  ----------
            Insured, P/R 10/15/04 @ 102,                                                                                  2,270,780
            6.05%, 10/15/08 ...................      53,595                                                              ----------
    100,000 Concord, NH, GO Bonds, MBIA
            Insured, 5.00%, 1/15/09 ...........     103,100             GENERAL OBLIGATION - STATE (0.1%)
    100,000 Concord, NH, SD, GO Bonds, FSA                                   10,000 New Hampshire State, GO Bonds,
            Insured, 4.70%, 10/15/07 ..........     107,593                         P/R 9/1/04 @ 101, 6.00%, 9/1/05 ...      10,554
    100,000 Concord, NH, SD, GO Bonds, FSA                                                                               ----------
            Insured, 5.00%, 10/15/10 ..........     108,377
    115,000 Derry, NH, GO Bonds, FSA                                    REVENUE - GUAM (0.1%)
            Insured, 4.80%, 2/1/18 ............     122,150                  10,000 Guam Housing Corp., SFM RV,
     50,000 Exeter, NH, GO Bonds, 5.10%, 6/15/05     53,306                         Mortgage Guaranteed, Series A,
    140,000 Exeter, NH, GO Bonds, 6.25%, 1/15/07    141,973                         COLL by FHLMC, 5.75%, 9/1/31 ......      10,836
     25,000 Exeter, NH, GO Bonds, 5.30%, 6/15/08     28,340                                                              -----------
     50,000 Franklin, NH, GO Bonds, MBIA
            Insured, 5.20%, 10/1/07 ...........      51,163             REVENUE - HEALTH & EDUCATION (22.5%)
     60,000 Gorham, NH, GO Bonds, FSA                                        25,000 Hudson, NH, SD, Educational
            Insured, 4.80%, 4/1/13 ............      64,285                         Facilities RV, Lot B, 7.30%, 12/15/06    29,326
     65,000 Gorham, NH, GO Bonds, FSA                                        20,000 Hudson, NH, SD, Educational
            Insured, 4.85%, 4/1/14 ............      69,205                         Facilities RV, Lot B, 7.30%, 12/15/08    24,726
     45,000 Keene, NH, GO Bonds, 5.15%,                                     200,000 New Hampshire, HEFA RV, Exeter
            10/15/11 ..........................      50,182                         Project, 5.10%, 10/1/10 ...........     215,728
     50,000 Londonderry, NH, GO Bonds,                                       60,000 New Hampshire, HEFA RV, Exeter
            5.40%, 1/15/14 ....................      54,324                         Project, 5.20%, 10/1/11 ...........      64,519
                                                                            120,000 New Hampshire, HEFA RV, Exeter
                                                                                    Project, 5.50%, 10/1/15 ...........     128,722
                                                                             20,000 New Hampshire, HEFA RV, Exeter
                                                                                    Project, 5.63%, 10/1/16 ...........      21,478
                                                                             50,000 New Hampshire, HEHFA RV,
                                                                                    Concord Hospital Issue, AMBAC
                                                                                    Insured, 5.40%, 10/1/06 ...........      55,395


See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                           SECURITY                                                                SECURITY
 PRINCIPAL                DESCRIPTION                 VALUE              PRINCIPAL                DESCRIPTION                 VALUE
 ---------                -----------                 -----              ---------                -----------                 -----

REVENUE - HEALTH & EDUCATION                                            REVENUE - HOUSING
$    35,000 New Hampshire, HEHFA RV,                                    $   305,000 New Hampshire, State HFA, SFM
            Elliot Hospital of Manchester                                           RV, Series B, FHA/VA Insured,
            Issue, AMBAC Insured, 6.50%,                                            5.60%, 1/1/06 ..................... $   311,890
            10/1/11 ........................... $    35,161                 125,000 New Hampshire, State HFA, SFM
    460,000 New Hampshire, HEHFA RV,                                                RV, Series SB, 4.85%, 1/1/05 ......     128,900
            Elliot Hospital of Manchester                                    90,000 New Hampshire, State HFA, SFM
            Issue, AMBAC Insured, 6.25%, 10/1/21    468,763                         RV, Series SB, 4.95%, 1/1/06 ......      94,034
     90,000 New Hampshire, HEHFA RV,                                                                                     ----------
            Franklin Pierce College Project,                                                                                903,725
            5.50%, 10/1/04 ....................      91,567                                                              ----------
     90,000 New Hampshire, HEHFA RV,
            Franklin Pierce College Project,                            REVENUE - PUERTO RICO (3.3%)
            6.00%, 10/1/13 ....................      90,300                 250,000 Commonwealth of Puerto Rico,
      5,000 New Hampshire, HEHFA RV,                                                Public Improvement Project, Fuel
            Hitchcock Clinic Issue, MBIA Insured,                                   Sales Tax RV, Series SB, MBIA
            P/R 7/1/04 @ 102, 6.00%, 7/1/15 ...       5,278                         Insured, 5.50%, 7/1/21 ............     286,797
    445,000 New Hampshire, HEHFA RV, Kendal                                                                              ----------
            at Hanover Issue, First Union
            National Bank LOC, 5.80%,                                   REVENUE - TRANSPORTATION (18.6%)
            10/1/12 ...........................     446,593                 225,000 Manchester, NH, General Airport,
    100,000 New Hampshire, HEHFA RV, Mary                                           RV, Series B, MBIA Insured,
            Hitchcock Memorial Hospital Issue,                                      5.00%, 1/1/09 .....................     244,580
            FGIC Insured, 5.25%, 8/15/21 ......     102,295               1,175,000 New Hampshire State Turnpike
    175,000 New Hampshire, HEHFA RV,                                                System RV, Series A, FGIC
            Wentworth-Douglass Hospital                                             Insured, 6.75%, 11/1/11 ...........   1,382,270
            Issue, MBIA Insured, 5.40%, 1/1/07      179,963                                                              ----------
                                                 ----------                                                               1,626,850
                                                  1,959,814                                                              ----------
                                                 ----------
                                                                        REVENUE - VIRGIN ISLANDS (7.6%)
REVENUE - HOUSING (10.4%)                                                   200,000 Virgin Islands, PFA RV, Gross
    100,000 New Hampshire, State HFA, SFM                                           Receipts Taxes Lien, Series A,
            RV, Series A, 2.35%, 7/1/07 .......     100,392                         5.63%, 10/1/10 ....................     218,760
    100,000 New Hampshire, State HFA, SFM                                   400,000 Virgin Islands, PFA RV, Gross
            RV, Series A, 2.75%, 7/1/08 .......     100,531                         Receipts Taxes Lien, Series A,
     45,000 New Hampshire, State HFA, SFM                                           6.38%, 10/1/19 ....................     444,624
            RV, Series A, Remarketed 3/1/94,                                                                             ----------
            Landesbank Hessen, 5.25%,                                                                                       663,384
            1/1/07 ............................      46,287                                                              ----------
     45,000 New Hampshire, State HFA, SFM
            RV, Series B, 5.90%, 1/1/07 .......      45,605             Total Municipal Bonds (cost $7,951,593)           8,310,950
     35,000 New Hampshire, State HFA, SFM                                                                                ----------
            RV, Series B, 6.00%, 1/1/08 .......      35,480
     40,000 New Hampshire, State HFA, SFM                                  SHARES
            RV, Series B, 6.00%, 7/1/08 .......      40,606              ---------
                                                                        SHORT-TERM HOLDINGS (3.7%)
                                                                        CASH MANAGEMENT ACCOUNTS (3.7%)
                                                                            308,108 Scudder Tax Free Money Fund,
                                                                                    0.31% .............................     308,108
                                                                             11,544 Dreyfus Municipal Cash
                                                                                    Management Plus Fund, 0.90% .......      11,544
                                                                                                                         ----------

                                                                        Total Short-Term Holdings (cost $319,652)           319,652
                                                                                                                         ----------

                                                                        Total Investments (98.9%) (cost $8,271,245) ... $ 8,630,602
                                                                        Other Assets and Liabilities, Net (1.1%) ......      97,096
                                                                                                                         ----------
                                                                        NET ASSETS (100.0%) ........................... $ 8,727,698
                                                                                                                         ==========


See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                           SECURITY                                                                SECURITY
   SHARES                 DESCRIPTION                 VALUE                SHARES                 DESCRIPTION                 VALUE
 ---------                -----------                 -----              ---------                -----------                 -----

COMMON STOCK (59.4%)                                                    INDUSTRIALS (4.2%)
COMMUNICATIONS (1.3%)                                                   $     4,500 General Dynamics Corp. ............ $   351,270
$     7,000 Comcast Corp. Class A + ........... $   216,160                  11,200 General Electric Co. ..............     333,872
                                                 ----------                                                              ----------
                                                                                                                            685,142
CONSUMER CYCLICAL (7.0%)                                                                                                 ----------
     11,200 Home Depot, Inc. ..................     356,720
      4,500 Polaris Industries, Inc. ..........     333,675             MATERIALS (2.3%)
      8,000 TJX Companies, Inc. ...............     155,360                   9,600 E I du Pont de Nemours & Co. ...... $   384,096
      8,000 VF Corp. ..........................     311,280                                                              ----------
                                                 ----------
                                                  1,157,035             TECHNOLOGY (14.5%)
                                                 ----------                   4,800 Cisco Systems, Inc. +..............      93,792
                                                                              3,000 Dell, Inc. + ......................     100,170
CONSUMER STAPLES (4.7%)                                                       1,725 IBM Corp. .........................     152,369
     10,300 Altria Group, Inc. ................     451,140                   7,000 Microsoft Corp. ...................     194,530
     14,000 Safeway, Inc. + ...................     321,160                   8,550 Pitney Bowes, Inc. ................     327,636
                                                 ----------                  12,000 Sungard Data Systems, Inc. + ......     315,720
                                                    772,300                  20,100 Sybase, Inc. + ....................     341,901
                                                 ----------                   7,650 Teleflex, Inc. ....................     332,240
                                                                             13,215 Timken Co. ........................     201,397
ENERGY (5.0%)                                                                 4,050 United Technologies Corp. .........     312,984
      4,800 ConocoPhillips.....................     262,800                                                              ----------
     10,050 Marathon Oil Corp. ................     286,425                                                               2,372,739
      6,000 Royal Dutch Petroleum Co. NY                                                                                 ----------
            Shares ............................     265,200
                                                 ----------             UTILITIES (0.8%)
                                                    814,425                   6,000 Energy East Corp. .................     134,580
                                                 ----------                                                              ----------

FINANCIAL (9.1%)                                                        Total Common Stock (cost $8,838,822)              9,759,472
      8,550 Citigroup, Inc. ...................     389,110                                                              ----------
      4,920 Federal National Mortgage
            Association .......................     345,384             REAL ESTATE INVESTMENT TRUST (10.6%)
     12,000 MBNA Corp. ........................     273,600                  16,000 Archstone-Smith Trust .............     422,080
          6 Travelers Property Casualty Corp.                                14,200 Duke Realty Corp. .................     414,640
            Class A ...........................          95                   9,600 Equity Residential Properties Trust     281,088
     12,475 Washington Mutual, Inc. ...........     491,141                   4,000 Health Care Property Investors, Inc.    186,800
                                                 ----------                  18,200 Highwoods Properties, Inc. ........     434,252
                                                  1,499,330                                                              ----------
                                                 ----------
                                                                        Total Real Estate Investment Trust
HEALTH CARE (10.5%)                                                     (cost $1,621,237)                                 1,738,860
      9,000 Baxter International, Inc. ........     261,540                                                              ----------
     13,100 Bristol-Myers Squibb, Inc. ........     336,146
      6,000 Johnson & Johnson .................     297,120              PRINCIPAL
        723 Medco Health Solutions, Inc. + ....      18,747              ---------
      6,000 Merck & Co., Inc. .................     303,720             COLLATERALIZED MORTGAGE OBLIGATIONS (1.0%)
     11,000 Pfizer, Inc. ......................     334,180             $   162,369 FHLMC Series 1678 C,
     11,300 Schering-Plough Corp. .............     172,212                         6.00%, 8/15/08 (cost $159,246) ....     166,244
                                                 ----------                                                              ----------
                                                  1,723,665
                                                 ----------             CORPORATE BONDS & NOTES (17.7%)
                                                                            200,000 Associates Corp. of North
                                                                                    America, 6.10%, 1/15/05 ...........     212,400
                                                                             20,000 Baltimore Gas & Electric, 6.63%,
                                                                                    3/15/08 ...........................      22,776


See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                           SECURITY                                                                SECURITY
 PRINCIPAL                DESCRIPTION                 VALUE              PRINCIPAL                DESCRIPTION                 VALUE
 ---------                -----------                 -----              ---------                -----------                 -----

CORPORATE BONDS & NOTES                                                 MORTGAGE-BACKED SECURITIES (0.1%)
$   150,000 Bear Stearns Co., Inc.                                      $    18,292 GNMA Pool 394795
            6.63%, 1/15/04 .................... $   152,293                         7.50%, 10/15/10 (cost $18,493) .... $    19,628
    100,000 CIT Group, Inc., 7.38%, 4/2/07 ....     114,683                                                              ----------
     50,000 Daimlerchrysler North America
            Holding Corp., 7.40%, 1/20/05 .....      53,384             U.S. TREASURY OBLIGATIONS (3.6%)
    200,000 Diageo Capital plc, 6.63%,                                      300,000 U.S. Treasury Note, 3.50%,
            6/24/04 ...........................     207,760                         11/15/06 ..........................     313,559
    250,000 Dow Chemical Co., 5.97%, 1/15/09 ..     271,065                 270,000 U.S. Treasury Note, 3.00%,
     50,000 Emerson Electric Co., 6.30%,                                            11/15/07 ..........................     275,643
            11/1/05 ...........................      54,533                                                              ----------
    100,000 General Electric Capital Corp.,
            5.88%, 2/15/12 ....................     108,852             Total U.S. Treasury Obligations (cost $587,738)     589,202
    200,000 Goldman Sachs Group, Inc.,                                                                                   ----------
            6.65%, 5/15/09 ....................     230,372
    100,000 Household Finance Corp.,                                       SHARES
            6.50%, 1/24/06 ....................     109,786              ---------
    200,000 Ingersoll-Rand Co., 6.58%,                                  SHORT-TERM HOLDINGS (6.0%)
            12/5/05 ...........................     217,211             CASH MANAGEMENT ACCOUNTS (6.0%)
    150,000 J.P. Morgan Chase & Co.,                                        828,284 Scudder Cash Management
            6.25%, 1/15/06 ....................     164,500                         Fund, 0.89% .......................     828,284
    150,000 Kraft Foods, Inc., 5.25%, 6/1/07 ..     160,942                 161,076 Scudder Money Market Fund,
    200,000 New York Telephone Co., 6.00%,                                          0.78% .............................     161,076
            4/15/08 ...........................     220,484                                                              ----------
     50,000 Pitney Bowes, Inc., 3.88%,
            6/15/13 ...........................      47,696             Total Short-Term Holdings (cost $989,360)           989,360
    200,000 Potomac Electric Power Corp.,                                                                                ----------
            5.63%, 10/15/03 ...................     200,298
    150,000 Sears Roebuck Acceptance Corp.,                             Total Investments (100.3%) (cost $15,217,207)   $16,469,826
            6.75%, 9/15/05 ....................     163,020             Other Assets and Liabilities, Net (-0.3%) .....    (43,004)
     50,000 United Technologies Corp.,                                                                                   ----------
            7.13%, 11/15/10 ...................      59,598             NET ASSETS (100.0%)                             $16,426,822
    100,000 Wal-Mart Stores, Inc., 6.88%,                                                                                ==========
            8/10/09 ...........................     117,696
                                                 ----------

Total Corporate Bonds & Notes (cost $2,702,901)   2,889,349
                                                 ----------

GOVERNMENT AGENCY NOTES (1.9%)
    200,000 FHLB, 6.12%, 2/16/11 ..............     214,955
    100,000 FNMA, 5.63%, 5/14/04 ..............     102,756
                                                 ----------

Total Government Agency Notes (cost $299,410)       317,711
                                                 ----------


See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                           SECURITY                                                                SECURITY
  SHARES                  DESCRIPTION                 VALUE               SHARES                  DESCRIPTION                 VALUE
 ---------                -----------                 -----              ---------                -----------                 -----

COMMON STOCK (97.9%)                                                    HEALTH CARE
COMMUNICATIONS (2.7%)                                                         1,085 Medco Health Solutions, Inc. + .... $    28,134
      7,000 Comcast Corp. Class A + ........... $   216,160                   9,000 Merck & Co., Inc. .................     455,580
      5,000 Verizon Communications, Inc. ......     162,200                  10,000 Pfizer, Inc. ......................     303,800
                                                 ----------                   3,000 Procter & Gamble Co. ..............     278,460
                                                    378,360                                                              ----------
                                                 ----------                                                               2,011,134
                                                                                                                         ----------
CONSUMER CYCLICAL (10.8%)
     10,000 Home Depot, Inc. ..................     318,500             INDUSTRIALS (5.0%)
      2,000 Johnson Controls, Inc. ............     189,200                   5,000 General Dynamics Corp. ............     390,300
      4,000 Polaris Industries, Inc. ..........     296,600                  10,000 General Electric Co. ..............     298,100
     20,000 TJX Companies, Inc. ...............     388,400                                                              ----------
      8,000 VF Corp. ..........................     311,280                                                                 688,400
                                                 ----------                                                              ----------
                                                  1,503,980
                                                 ----------             MATERIALS (3.7%)
                                                                              6,000 E I du Pont de Nemours & Co. ......     240,060
CONSUMER STAPLES (5.9%)                                                      15,000 United States Steel Corp. .........     275,700
      5,000 Altria Group, Inc. ................     219,000                                                              ----------
     12,000 CVS Corp. .........................     372,720                                                                 515,760
     10,000 Safeway, Inc. + ...................     229,400                                                              ----------
                                                 ----------
                                                    821,120             OIL & GAS EXTRACTION (2.1%)
                                                -----------                   8,000 Nabors Industries Ltd. + ..........     298,080
                                                                                                                         ----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
& COMPONENTS, EXCEPT COMPUTER EQUIPMENT (4.6%)                          TECHNOLOGY (18.7%)
     15,000 Fairchild Semiconductor Corp.                                    12,000 Cisco Systems, Inc. + .............     234,480
            Class A + .........................     248,700                   5,000 Dell, Inc. + ......................     166,950
     14,000 Intel Corp. .......................     385,140                  15,000 Hewlett-Packard Co. ...............     290,400
                                                 ----------                   2,000 IBM Corp. .........................     176,660
                                                    633,840                  12,000 Microsoft Corp. ...................     333,480
                                                 ----------                   5,000 Pitney Bowes, Inc. ................     191,600
                                                                             20,000 Sybase, Inc. + ....................     340,200
ENERGY (8.6%)                                                                 7,000 Teleflex, Inc. ....................     304,010
      4,000 ChevronTexaco Corp. ...............     285,800                   7,000 United Technologies Corp. .........     540,960
      8,000 ConocoPhillips ....................     438,000                                                              ----------
     15,000 El Paso Corp. .....................     109,500                                                               2,578,740
     10,000 Exxon Mobil Corp. .................     366,000                                                              ----------
                                                 ----------
                                                  1,199,300             UTILITIES (1.5%)
                                                 ----------                  15,000 TECO Energy, Inc. .................     207,300
                                                                                                                         ----------
FINANCIAL (19.8%)
     12,000 Citigroup, Inc. ...................     546,120             Total Common Stock (cost $11,818,257)            13,586,125
     11,844 FleetBoston Financial Corp. .......     357,096                                                              ----------
     10,500 J P Morgan Chase & Co. ............     360,465
      8,000 Merrill Lynch & Co., Inc. .........     428,240             SHORT-TERM HOLDINGS (2.4%)
      5,000 North Fork Bancorp., Inc. .........     173,750             CASH MANAGEMENT ACCOUNTS (2.4%)
     12,000 Washington Mutual, Inc. ...........     472,440                327,435 Scudder Cash Management Fund,
      8,000 Wells Fargo & Co. .................     412,000                        0.89% (Cost $327,435) ..............     327,435
                                                 ----------                                                              ----------
                                                  2,750,111
                                                 ----------             Total Investments (100.3%) (cost $12,145,692)   $13,913,560
                                                                        Other Assets and Liabilities, Net  (-0.3%) ....    (34,942)
HEALTH CARE (14.5%)                                                                                                      ----------
     10,000 Baxter International, Inc. ........     290,600             NET ASSETS (100.0%) ........................... $13,878,618
     12,000 Bristol-Myers Squibb Co. ..........     307,920                                                              ==========
      7,000 Johnson & Johnson .................     346,640


See Notes to Schedules of Investments and Notes to Financial Statements.

--------------------------------------------------------------------------------


NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

+  Non-income producing securities

ACA      American Capital Assets
AMBAC    American Municipal Bond Assurance Corporation
CBI      Certificate of Bond Insurance
COLL     Collateralized
ETM      Escrowed to Maturity
FGIC     Financial Guaranty Insurance Company
FHA      Federal Housing Authority
FHLB     Federal Home Loan Bank
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance
GNMA     Government National Mortgage Association
GO       General Obligation
HEFA     Health & Education Facilities Authority
HEHFA    Higher Education & Health Facilities Authority
HFA      Housing Finance Authority
HSG AUTH State Housing Authority
IBC      Insured Bond Certification
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
P/R      Prerefunded
PCR      Pollution Control Revenue
PFA      Public Finance Authority
RADIAN   Radian Asset Assurance
RDA      Regional Development Authority
RV       Revenue Bonds
SD       School District
SFM      Single Family Mortgage
SRF      State Revolving Loan Fund
VA       Department of Veterans Affairs


See Notes to Financial Statements.     12

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


                                                          MAINE       NEW HAMPSHIRE        PAYSON          PAYSON
                                                        TAXSAVER        TAXSAVER        TOTAL RETURN        VALUE
                                                        BOND FUND       BOND FUND           FUND             FUND
                                                    ---------------  ---------------  ---------------  ---------------

ASSETS
     Total investments, at value (Note 2)........      $ 34,572,007     $  8,630,602     $ 16,469,826     $ 13,913,560
     (cost $32,505,863, $8,271,245, $15,217,207,
     and $12,145,692, respectively)

     Receivables:
       Fund shares sold..........................                 -                -                -               89
       Interest and dividends....................           608,315                          1677,727           14,823
       Expense reimbursement from adviser........                 -           15,912                -                -
     Prepaid expenses............................             1,131              489            1,504              872
                                                    ---------------  ---------------  ---------------  ---------------

Total Assets.....................................        35,181,453        8,807,805       16,549,057       13,929,344
                                                    ---------------  ---------------  ---------------  ---------------

LIABILITIES
     Payables:
       Dividends.................................           101,160           25,381          923,997           23,997
       Fund shares redeemed......................            16,119                -   -            -

     Accrued Liabilities:
       Payables to related parties...............            17,348            2,815           12,023           12,740
       Trustees' fees............................               177              209               86               75
       Other expenses............................            27,147           51,702           14,223           13,914
                                                    ---------------  ---------------  ---------------  ---------------

Total Liabilities................................           161,951           80,107          122,235           50,726
                                                    ---------------  ---------------  ---------------  ---------------

NET ASSETS.......................................      $ 35,019,502      $ 8,727,698     $ 16,426,822     $ 13,878,618
                                                    ===============  ===============  ===============  ===============

COMPONENTS OF NET ASSETS
     Paid-in capital.............................      $ 32,803,193      $ 8,395,147     $ 18,189,455     $ 13,355,752
     Undistributed (distributions in excess of)
       net investment income.....................               (19)             467          (48,332)              (4)
     Accumulated net realized gain (loss)........           150,184          (27,273)      (2,966,920)      (1,244,998)
     Unrealized appreciation on investments......         2,066,144          359,357        1,252,619        1,767,868
                                                    ---------------  ---------------  ---------------  ---------------


NET ASSETS.......................................      $ 35,019,502      $ 8,727,698     $ 16,426,822     $ 13,878,618
                                                    ===============  ===============  ===============  ===============

SHARES OF BENEFICIAL INTEREST....................         3,079,375          801,949        1,528,096          982,262
                                                    ---------------  ---------------  ---------------  ---------------

NET ASSET VALUE, AND
     REDEMPTION PRICE PER SHARE..................           $ 11.37          $ 10.88          $ 10.75          $ 14.13
                                                    ---------------  ---------------  ---------------  ---------------

OFFERING PRICE PER SHARE
     (NAV / (1-MAXIMUM SALES LOAD))..............           $ 11.72          $ 11.22          $ 10.75          $ 14.13
                                                    ---------------  ---------------  ---------------  ---------------

MAXIMUM SALES LOAD...............................             3.00%            3.00%            0.00%            0.00%
                                                    ---------------  ---------------  ---------------  ---------------


See Notes to Financial Statements.     13

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


                                                                MAINE        NEW HAMPSHIRE        PAYSON          PAYSON
                                                              TAXSAVER         TAXSAVER        TOTAL RETURN        VALUE
                                                              BOND FUND        BOND FUND           FUND            FUND
                                                           ---------------  ---------------  ---------------  ---------------

INVESTMENT INCOME
    Interest income.....................................         $ 811,091        $ 223,284        $ 101,124        $       6
    Dividend income.....................................             3,070            1,189          180,888          140,013
                                                           ---------------  ---------------  ---------------  ---------------
Total Investment Income                                            814,161          224,473          282,012          140,019
                                                           ---------------  ---------------  ---------------  ---------------

EXPENSES
    Investment advisory fees............................            73,398           20,236           47,125           53,849
    Administration fees.................................            18,349            5,059           15,708           13,462
    Transfer agency fees................................            18,467           11,298           29,792           28,262
    Shareholder servicing fees..........................            45,874           12,647                -                -
    Custody fees........................................             3,829            2,358            3,456            3,032
    Accounting fees.....................................            25,080           20,047           20,226           20,374
    Registration fees...................................             2,161            1,702            4,039            3,207
    Professional fees...................................            14,284           14,467           10,725           10,815
    Trustees' fees and expenses.........................               846              237              356              305
    Pricing expenses....................................             7,795            4,858            1,896              704
    Miscellaneous expenses..............................            10,032            3,946            4,507            4,173
                                                           ---------------  ---------------  ---------------  ---------------
Total Expenses..........................................           220,115           96,855          137,830          138,183
    Fees waived and expenses reimbursed.................           (45,795)         (48,795)         (39,270)         (33,575)
                                                           ---------------  ---------------  ----------------  --------------
Net Expenses............................................           174,320           48,060           98,560          104,608
                                                           ---------------  ---------------  ----------------  --------------

NET INVESTMENT INCOME...................................           639,841          176,413          183,452           35,411
                                                           ---------------  ---------------  ----------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments.............           108,678          (24,920)        (397,940)        (303,286)
    Net change in unrealized appreciation (depreciation)
        on investments..................................           (39,889)          (4,049)       2,237,385        2,674,311
                                                           ---------------  ---------------  ---------------   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS.........................................            68,789          (28,969)       1,839,445        2,371,025
                                                           ---------------  ---------------  ---------------  ---------------

INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS...........................       $   708,630      $   147,444      $ 2,022,897      $ 2,406,436
                                                           ===============  ===============  ===============  ===============


See Notes to Financial Statements.     14

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED MARCH 31, 2003 AND
SIX MONTHS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                                                   MAINE                       NEW HAMPSHIRE
                                                                                 TAXSAVER                        TAXSAVER
                                                                                 BOND FUND                       BOND FUND
                                                                         ------------------------        ------------------------

                                                                             AMOUNT       SHARES             AMOUNT       SHARES
                                                                             ------       ------             ------       ------
NET ASSETS - MARCH 31, 2002.............................................  $ 38,032,880                    $ 11,842,965
---------------------------                                              -------------                   -------------

OPERATIONS
     Net investment income..............................................     1,353,040                         367,326
     Net realized gain on investments...................................        76,224                          45,044
     Net change in unrealized appreciation (depreciation) on investments     1,239,094                         242,638
                                                                         -------------                   -------------
Increase in Net Assets Resulting from Operations........................     2,668,358                         655,008
                                                                         -------------                   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income..............................................    1,355,029)                       (367,875)
     Net realized gain on investments...................................       (8,500)                        (53,258)
                                                                         -------------                   -------------
Total Distributions to Shareholders.....................................   (1,363,529)                       (421,133)
                                                                         -------------                   -------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares.....................................................     3,734,024       331,822         2,105,605       193,810
     Reinvestment of distributions......................................       803,231        71,288           253,685        23,353
     Redemption of shares...............................................   (6,027,750)     (535,687)       (4,238,517)     (391,203)
                                                                         -------------   -----------     -------------   -----------
Decrease from Capital Share Transactions................................   (1,490,495)     (132,577)       (1,879,227)     (174,040)
                                                                         -------------   ===========     -------------   ===========
Decrease in Net Assets..................................................     (185,666)                     (1,645,352)
                                                                         -------------                   -------------

NET ASSETS - MARCH 31, 2003 (INCLUDING LINE (A))........................  $ 37,847,214                    $ 10,197,613
------------------------------------------------                         =============                   =============

OPERATIONS
     Net investment income..............................................       639,841                         176,413
     Net realized gain (loss) on investments............................       108,678                        (24,920)
     Net change in unrealized appreciation (depreciation) on investments      (39,889)                         (4,049)
                                                                         -------------                   -------------
Increase in Net Assets Resulting from Operations........................       708,630                         147,444
                                                                         -------------                   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income..............................................     (637,858)                       (175,880)
                                                                         -------------                   -------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares.....................................................     1,381,323       120,615           961,982       87,902
     Reinvestment of distributions......................................       301,969        26,640            80,362        7,409
     Redemption of shares...............................................   (4,581,776)     (403,754)       (2,483,823)     (230,879)
                                                                         -------------   -----------     -------------   -----------
Decrease from Capital Share Transactions................................   (2,898,484)     (256,499)       (1,441,479)    (135,568)
                                                                         -------------   ===========     -------------   ===========
Decrease in Net Assets..................................................   (2,827,712)                     (1,469,915)
                                                                         -------------                   -------------

NET ASSETS - SEPTEMBER 30, 2003 (INCLUDING LINE (B))....................  $ 35,019,502                    $  8,727,698
----------------------------------------------------                     =============                   =============

(a) Accumulated distributions in excess of
       net investment income, March 31, 2003............................  $    (2,002)                    $      (66)
                                                                         -------------                   -------------
(b) Accumulated undistributed (distributions in excess of)
       net investment income, September 30, 2003........................  $       (19)                    $       467
                                                                         -------------                   -------------


See Notes to Financial Statements.     15

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED MARCH 31, 2003 AND
SIX MONTHS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                                                  PAYSON
                                                                               TOTAL RETURN
                                                                                   FUND
                                                                         ------------------------        ------------------------

                                                                             AMOUNT       SHARES             AMOUNT       SHARES
                                                                             ------       ------             ------       ------

NET ASSETS - MARCH 31, 2002.............................................  $ 19,173,553                    $ 17,706,413
---------------------------                                              -------------                   -------------

OPERATIONS
     Net investment income..............................................       372,470                          68,288
     Net realized loss on investments...................................   (2,454,886)                       (783,888)
     Net change in unrealized appreciation (depreciation) on investments   (2,455,372)                     (4,817,489)
                                                                         -------------                   -------------
Decrease in Net Assets Resulting from Operations........................   (4,537,788)                     (5,533,089)
                                                                         -------------                   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income..............................................     (362,514)                        (67,663)
     Net realized gain on investments...................................     (188,986)                               -
                                                                         -------------                   -------------
Total Distributions to Shareholders.....................................     (551,500)                        (67,663)
                                                                         -------------                   -------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares.....................................................     2,362,570       221,359         1,304,461        98,619
     Reinvestment of distributions......................................       306,625        30,510            42,920         3,508
     Redemption of shares...............................................   (2,830,232)     (265,352)       (1,768,272)     (132,582)
                                                                         -------------   -----------     -------------   -----------
Decrease from Capital Share Transactions................................     (161,037)      (13,483)         (420,891)      (30,455)
                                                                         -------------   ===========     -------------   ===========
Decrease in Net Assets..................................................   (5,250,325)                     (6,021,643)
                                                                         -------------                   -------------

NET ASSETS - MARCH 31, 2003 (INCLUDING LINE (A))........................  $ 13,923,228                    $ 11,684,770
------------------------------------------------                         =============                   =============
OPERATIONS
     Net investment income..............................................       183,452                          35,411
     Net realized loss on investments...................................     (397,940)                       (303,286)
     Net change in unrealized appreciation (depreciation) on investments     2,237,385                       2,674,311
                                                                         -------------                   -------------
Increase in Net Assets Resulting from Operations........................     2,022,897                       2,406,436
                                                                         -------------                   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income..............................................     (183,460)                        (35,986)
                                                                         -------------                   -------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares.....................................................     1,198,532       114,436           656,163        49,222
     Reinvestment of distributions......................................        44,844         4,223             7,791           569
     Redemption of shares...............................................     (579,219)      (55,315)         (840,556)      (61,561)
                                                                         -------------   -----------     -------------   -----------
Increase (Decrease) from Capital Share Transactions.....................       664,157        63,344         (176,602)      (11,770)
                                                                         -------------   ===========     -------------   ===========
Increase in Net Assets..................................................     2,503,594                       2,193,848
                                                                         -------------                   -------------

NET ASSETS - SEPTEMBER 30, 2003 (INCLUDING LINE (B))                      $ 16,426,822                    $ 13,878,618
------------------------------------------------                         =============                   =============

(a) Accumulated undistributed (distributions in excess of)
     net investment income, March 31, 2003..............................  $   (48,324)                    $        571
                                                                         -------------                   -------------
(b) Accumulated distributions in excess of
     net investment income, September 30, 2003..........................  $   (48,332)                    $        (4)
                                                                         -------------                   -------------


See Notes to Financial Statements.     16

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout each period.

                                                                       NET REALIZED
                                         BEGINNING                           AND         DIVIDENDS      DISTRIBUTIONS       ENDING
                                         NET ASSET          NET          UNREALIZED       FROM NET        FROM NET         NET ASSET
                                         VALUE PER      INVESTMENT     GAIN (LOSS) ON    INVESTMENT      INVESTMENT        VALUE PER
                                           SHARE       INCOME/(LOSS)    INVESTMENTS        INCOME           GAINS            SHARE
                                           -----       -------------    -----------        ------           -----            -----

MAINE TAXSAVER BOND FUND

    April 1, 2003 to September 30, 2003  $ 11.35           $ 0.20          $ 0.02         $ (0.20)      $       -          $ 11.37
    April 1, 2002 to March 31, 2003....    10.97             0.39            0.38           (0.39)              - (c)        11.35
    April 1, 2001 to March 31, 2002....    11.06             0.42           (0.09)          (0.42)              -            10.97
    April 1, 2000 to March 31, 2001....    10.62             0.46            0.44           (0.46)              -            11.06
    April 1, 1999 to March 31, 2000....    11.07             0.48           (0.44)          (0.48)          (0.01)           10.62
    April 1, 1998 to March 31, 1999....    11.05             0.49            0.07           (0.49)          (0.05)           11.07

NEW HAMPSHIRE TAXSAVER BOND FUND

    April 1, 2003 to September 30, 2003    10.88             0.19               - (c)       (0.19)               -           10.88
    April 1, 2002 to March 31, 2003....    10.65             0.40            0.30           (0.40)          (0.07)           10.88
    April 1, 2001 to March 31, 2002....    10.74             0.42           (0.09)          (0.42)              - (c)        10.65
    April 1, 2000 to March 31, 2001....    10.33             0.44            0.41           (0.44)              -            10.74
    April 1, 1999 to March 31, 2000....    10.80             0.47           (0.47)          (0.47)              - (c)        10.33
    April 1, 1998 to March 31, 1999....    10.73             0.46            0.13           (0.46)          (0.06)           10.80

PAYSON TOTAL RETURN FUND

    April 1, 2003 to September 30, 2003     9.51             0.12            1.24           (0.12)              -            10.75
    April 1, 2002 to March 31, 2003....    12.97             0.26           (3.34)          (0.25)          (0.13)            9.51
    April 1, 2001 to March 31, 2002....    12.47             0.23 (d)        0.88 (d)       (0.23)          (0.38)           12.97
    April 1, 2000 to March 31, 2001....    12.42             0.25            0.84           (0.25)          (0.79)           12.47
    April 1, 1999 to March 31, 2000....    12.48             0.27            0.27           (0.27)          (0.33)           12.42
    April 1, 1998 to March 31, 1999....    14.79             0.28           (1.51)          (0.28)          (0.80)           12.48

PAYSON VALUE FUND

    April 1, 2003 to September 30, 2003    11.75             0.04            2.38           (0.04)              -            14.13
    April 1, 2002 to March 31, 2003....    17.28             0.07           (5.53)          (0.07)              -            11.75
    April 1, 2001 to March 31, 2002....    17.63            (0.01)           0.05               -           (0.39)           17.28
    April 1, 2000 to March 31, 2001....    21.86                -           (1.39)              -           (2.84)           17.63
    April 1, 1999 to March 31, 2000....    19.30             0.06            3.19           (0.06)          (0.63)           21.86
    April 1, 1998 to March 31, 1999....    21.67             0.07           (1.16)          (0.07)          (1.21)           19.30


(a) Total return calculations do not include sales charge.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements.
(c) Less than $0.01 per share.
(d) As required, effective April 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change on Payson Total Return Fund, for the year ended March 31, 2002, was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01, and decrease the ratio of net investment income to average net assets by .10%. Per share data, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(e) Annualized.


See Notes to Financial Statements.     17

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                                                                  RATIOS TO AVERAGE NET ASSETS
                                                                         ---------------------------------------------
                                        NET ASSETS AT          NET                                                   PORTFOLIO
                                             TOTAL        END OF PERIOD    INVESTMENT      NET           GROSS       TURNOVER
                                           RETURN (A)    (000'S OMITTED)     INCOME      EXPENSES     EXPENSES (B)     RATE
                                          ----------     ---------------     -------     --------     ------------     ----

MAINE TAXSAVER BOND FUND

    April 1, 2003 to September 30, 2003       1.94%           $ 35,020       3.49% (e)   0.95% (e)      1.20% (e)         4%
    April 1, 2002 to March 31, 2003....       7.16%             37,847       3.49%       0.95%          1.22%            26%
    April 1, 2001 to March 31, 2002....       3.06%             38,033       3.82%       0.95%          1.32%            13%
    April 1, 2000 to March 31, 2001....       8.69%             33,422       4.28%       0.84%          1.37%            19%
    April 1, 1999 to March 31, 2000....       0.43%             31,938       4.50%       0.60%          1.31%            23%
    April 1, 1998 to March 31, 1999....       5.19%             32,659       4.42%       0.60%          1.32%            29%

NEW HAMPSHIRE TAXSAVER BOND FUND

    April 1, 2003 to September 30, 2003       1.76%              8,728       3.49% (e)   0.95% (e)      1.91% (e)        18%
    April 1, 2002 to March 31, 2003....       6.65%             10,198       3.71%       0.95%          2.03%            20%
    April 1, 2001 to March 31, 2002....       3.11%             11,843       3.88%       0.95%          1.86%            21%
    April 1, 2000 to March 31, 2001....       8.41%             12,626       4.18%       0.84%          1.82%            24%
    April 1, 1999 to March 31, 2000....       0.03%             11,644       4.46%       0.60%          1.59%            19%
    April 1, 1998 to March 31, 1999....       5.61%             15,227       4.28%       0.60%          1.53%            42%

PAYSON TOTAL RETURN FUND

    April 1, 2003 to September 30, 2003      14.33%             16,427       2.34% (e)   1.25% (e)      1.75% (e)        19%
    April 1, 2002 to March 31, 2003....     (23.84%)            13,923       2.41%       1.46%          1.71%            37%
    April 1, 2001 to March 31, 2002....       9.11%             19,174       1.80% (d)   1.44%          1.66%            56%
    April 1, 2000 to March 31, 2001....       8.99%             16,626       1.93%       1.34%          1.64%            64%
    April 1, 1999 to March 31, 2000....       4.53%             18,596       2.05%       1.15%          1.52%            54%
    April 1, 1998 to March 31, 1999....      (8.20%)            23,189       2.07%       1.15%          1.49%           100%

PAYSON VALUE FUND

    April 1, 2003 to September 30, 2003      20.57%             13,879       0.53% (e)   1.55% (e)      2.05% (e)        13%
    April 1, 2002 to March 31, 2003....     (31.62%)            11,685       0.51%       1.68%          1.97%            25%
    April 1, 2001 to March 31, 2002....       0.35%             17,706       0.04%)      1.63%          1.85%            28%
    April 1, 2000 to March 31, 2001....      (6.83%)            17,562          -        1.57%          1.78%            18%
    April 1, 1999 to March 31, 2000....      17.20%             19,987       0.22%       1.45%          1.75%            20%
    April 1, 1998 to March 31, 1999....      (4.57%)            18,253       0.35%       1.45%          1.75%            41%


See Notes to Financial Statements.     18

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Total Return Fund and Payson Value Fund (individually, a "Fund" and, collectively, the "Funds"). On August 1, 2003, Payson Balanced Fund changed its name to Payson Total Return Fund. Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund are non-diversified series of Forum Funds (the "Trust"). Payson Total Return Fund and Payson Value Fund are diversified series of the Trust. The Trust is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has 19 active investment portfolios. Maine TaxSaver Bond Fund seeks a high level of current income exempt from both Federal and Maine state income tax. New Hampshire TaxSaver Bond Fund seeks a high level of current income exempt from both Federal income tax and New Hampshire state interest and dividend tax. Payson Total Return Fund seeks a combination of high current income and capital appreciation. Payson Value Fund seeks high total return. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Each Fund commenced operations on the dates indicated as follows:

        Maine TaxSaver Bond Fund                December 5, 1991
        New Hampshire TaxSaver Bond Fund        December 31, 1992
        Payson Total Return Fund                November 25, 1991
        Payson Value Fund                       July 31, 1992

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION - Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money Market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate.

Securities (including restricted securities) for which market quotations are insufficient or not readily available, or in the judgment of the Fund's investment adviser, the prices or values available do not represent the fair value of the instrument, are valued in good faith, at the direction of the Trust's Board of Trustees. Investments in other open-ended regulated investment companies are valued at net asset value.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. All premium and discount is amortized and accreted according to federal income tax regulations. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS - Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly for the Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund and declared and paid quarterly for the Payson Total Return Fund and Payson Value Fund. Net capital gains, if any, are declared and paid to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORS - Forum Investment Advisors, LLC ("Forum Advisors") is the investment adviser for Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund. Forum Advisors receives an advisory fee from Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund at an annual rate of 0.40% of each Fund's average daily net assets. H.M. Payson & Co. ("Payson") is the investment adviser for Payson Total Return Fund and Payson Value Fund. Payson receives an advisory fee at an annual rate of 0.60% and 0.80% of the average daily net assets of Payson Total Return Fund and Payson Value Fund, respectively.

ADMINISTRATOR - Forum Administrative Services, LLC ("FAdS") is the administrator of each Fund. FAdS receives an administrative fee from Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund at an annual rate of 0.10% of the average daily net assets of each Fund. For its services, FAdS receives an administrative fee from Payson Total Return Fund and Payson Value Fund at an annual rate of 0.20% of the average daily net assets of each Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT - Forum Shareholder Services, LLC ("FSS") is the transfer agent and dividend disbursing agent for each Fund. FSS receives, from Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond
Fund,  an  annual  fee  of  $18,000,  certain  shareholder  account   fees   and

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

certain out-of-pocket expenses. For its services, FSS receives, from Payson Total Return Fund and Payson Value Fund, an annual fee of $12,000, 0.25% of the
average daily net  assets  of  the  Fund,  certain   shareholder   account  fees
and  certain out-of-pocket expenses.

SHAREHOLDER SERVICE AGENT - Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund pay FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the distributor of each Fund's shares. FFS receives and may reallow to certain institutions the sales charge paid on purchases of Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund shares. Payson Total Return Fund and Payson Value Fund do not have sales charges.

For the six months ended September 30, 2003, FFS received $180 and $4,241 as its portion of the sales charges on sales of shares of Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund, respectively.

OTHER SERVICE PROVIDERS - Forum Trust, LLC is the custodian. Each Fund pays an annual domestic custody fee based on an annualized percentage of the average daily net assets of the Fund. Each Fund also pays an annual maintenance fee of $3,600 as well as certain other transaction fees and reimburses the custodian for certain out-of-pocket expenses. Forum Accounting Services, LLC ("FAcS") provides fund accounting services to each Fund. For its services FAcS receives an annual fee of $36,000 per Fund, plus certain amounts based upon the asset level of a Fund, the Fund's turnover and the number and types of portfolio securities held by the Fund. Each Fund also reimburses FAcS for certain out-of-pocket expenses.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Forum Advisors has contractually undertaken to waive a portion of its fees and reimburse a portion of the Funds' expenses so that total expenses of Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund would not exceed 0.95% of average net assets through July 31, 2004. Effective April 1, 2003, Payson has voluntarily agreed to waive 0.25% of its advisory fee. FSS and FAdS have voluntarily waived a portion of their fees. These voluntary waivers may be reduced or eliminated at any time. For the six months ended September 30, 2003, fees waived and expenses reimbursed were as follows:

                                                                                                TOTAL FEES
                                                                                  EXPENSES      WAIVED AND
                                      FORUM                                      REIMBURSED      EXPENSES
                                     ADVISORS    PAYSON      FSS        FADS     BY ADVISER     REIMBURSED
                                     --------    ------      ---        ----     ----------     ----------
Maine TaxSaver Bond Fund........    $   -      $   -      $   -       $45,795       $ -          $45,795
New Hampshire TaxSaver Bond Fund      20,236       -          -        12,647       15,912        48,795
Payson Total Return Fund........        -        19,635     19,635       -              -         39,270
Payson Value Fund...............        -        16,828     16,747       -              -         33,575

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, for the six months ended September 30, 2003, were as follows:

                                              COST OF        PROCEEDS FROM SALES
                                             PURCHASES          AND MATURITIES
                                             ---------          --------------
Maine TaxSaver Bond Fund...............     $1,519,305           $3,975,091
New Hampshire TaxSaver Bond Fund.......      1,677,848            2,649,331
Payson Total Return Fund...............      3,485,266            2,756,681
Payson Value Fund......................      1,774,859            1,718,533

The cost basis of investment securities owned as of September 30, 2003, the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost, and the aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value were as follows:

                                                                                           NET UNREALIZED
                                                             UNREALIZED      UNREALIZED     APPRECIATION
                                                COST        APPRECIATION    DEPRECIATION   (DEPRECIATION)
                                                ----        ------------    ------------   --------------
Maine TaxSaver Bond Fund...............     $32,505,863     $ 2,090,185     $  (24,041)     $ 2,066,144
New Hampshire TaxSaver Bond Fund.......       8,271,245         370,727        (11,370)         359,357
Payson Total Return Fund...............      15,217,207       1,555,015       (302,396)       1,252,619
Payson Value Fund......................      12,145,692       2,929,175     (1,161,307)       1,767,868

NOTE 6.  CONCENTRATION OF RISK

Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund invest substantially all their assets in debt obligations of issuers located in the states of Maine and New Hampshire, respectively. The issuers' abilities to meet their obligations may be affected by economic or political developments in Maine and New Hampshire.

NOTE 7.  SUBSEQUENT EVENT

Forum Advisors and its affiliates have agreed to sell their investment advisory and mutual fund servicing business for Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund to Integrity Mutual Funds, Inc., a Minot, North Dakota mutual fund and financial services company. If the agreement and plan of reorganization are approved by shareholders, the Funds will reorganize as a new series of Integrity Managed Portfolios, another registered investment company serviced by Integrity Mutual Funds, Inc. The agreement is expected to close in December 2003.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

NOTE 8.  OTHER

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling 800-95FORUM. This information is also available from the EDGAR database on the SEC's site at http//www.sec.gov.

            FOR MORE INFORMATION                            FORUM
                                                            FUNDS


                                                        MAINE TAXSAVER
                                                           BOND FUND

                                                        NEW HAMPSHIRE
                                                           BOND FUND

                                                    PAYSON TOTAL RETURN FUND

                                                       PAYSON VALUE FUND



               TRANSFER AGENT
         Forum Shareholder Services
                P.O. Box 446
           Portland, Maine 04112




                DISTRIBUTOR
         Forum Fund Services, LLC
            Two Portland Square
           Portland, Maine 04112


                                                         (FORUM LOGO)
                                                          Forum Funds
                                                          P.O. Box 446
                                                     Portland, Maine 04112
                                                          800-94FORUM
                                                    (Shareholder Services)
This report is authorized for distribution only to        800-95FORUM
shareholders and to others who have received a copy    (Dealer Services)
           of the Funds' prospectus.                      207-879-0001

SHAKER
      FUND

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2003
(UNAUDITED)

                                 [Picture-Tree]

                                                                     SHAKER FUND

                                                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

A Message to Our Shareholders.....................................1

Schedule of Investments...........................................4

Statement of Assets and Liabilities...............................5

Statement of Operations...........................................6

Statements of Changes in Net Assets.............................. 7

Financial Highlights..............................................8

Notes to Financial Statements....................................10

SHAKER FUND

A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

Dear Investor:

In contrast to the last few years, the end of this most recent third quarter witnessed a number of positive milestones. The U.S. Economy expanded for the eighth quarter in a row, and for the year ended September 30, 2003, U.S. equity prices (as measured by the Russell(R) 2500 Index) increased by their largest percentage since the year that ended September 30, 1999.

The following are investment returns for the Shaker Fund, calculated at net asset value, and for selected stock market indices for the periods ended September 30, 2003:*

                                                                                      ANNUALIZED
                                           THREE     SIX     YEAR TO     ONE       SINCE INCEPTION
                                           MONTHS   MONTHS    DATE       YEAR        (04/27/01)
                                           ------   ------    ----       ----        ----------
Shaker Fund
   Intermediary Shares                     11.19%   37.66%    40.71%     57.04%        (17.01%)
   A Shares1                               11.11%   37.55%    40.31%     56.72%        (17.33%)
   B Shares2                               10.95%   37.12%    39.87%     56.22%        (17.55%)
   C Shares3                               10.95%   37.12%    40.18%     56.22%        (17.54%)
Russell(R) 2000 Growth Index
(the Fund's primary benchmark)             10.47%   37.14%    31.82%     41.72%         (4.89%)
Russell(R)2500 Growth Index                 9.97%   34.95%    30.64%     41.45%         (3.86%)

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

1 INCLUDING THE DEDUCTION OF THE FUND'S MAXIMUM SALES CHARGE, THE ONE-YEAR AND ANNUALIZED SINCE INCEPTION RETURNS WERE 47.71% AND (19.32%), RESPECTIVELY.

2 INCLUDING THE DEDUCTION OF THE FUND'S MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC"), THE ONE-YEAR AND ANNUALIZED SINCE INCEPTION RETURNS WERE 51.22% AND (18.58%), RESPECTIVELY.

3 INCLUDING THE DEDUCTION OF THE FUND'S MAXIMUM CDSC, THE ONE-YEAR AND ANNUALIZED SINCE INCEPTION RETURNS WERE 55.22% AND (17.54%), RESPECTIVELY.

Our investment returns for the last year clearly indicate that our process and people can generate competitive investment results. As I have stated many times, our performance in 2002 was a disappointment to you and to us. We believe that we have made appropriate changes seeking to mitigate risk more effectively during future market declines. In general, successful investment performance is the result not of one or two fortuitous decisions, but of thousands of decisions that have been made over a long period of time. This suggests that our process and people have the potential to add value.

CURRENT OUTLOOK

As recently evidenced by the stock market's performance, the market historically provides an initial surge in investment returns following a large decline associated with a recession. While I do not believe that we have seen the end of attractive investment returns, it is our sense that over the next 12 months the market is positioned to grow at a much slower rate. There are four reasons why:

o U.S. STOCKS ARE UNDERVALUED - As you can see in the chart on page two, the equity markets still appear to be very undervalued relative to interest sensitive securities. Absent significant declines in earnings or increases in interest rates, stocks are well positioned to trend higher.

                                                                     SHAKER FUND

                                                   A MESSAGE TO OUR SHAREHOLDERS
                                                              SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

o PRODUCTIVITY GAINS - Productivity increases in the U.S. during the last three years have averaged 3.5% per year. The wealth of any nation is created via productivity gains and these recent gains are impressive for a "mature" economy. I do not expect material changes in the rate of productivity gains in the near term.

o U.S. ECONOMY IS EARLY IN THE RECOVERY - Economic growth slows or declines because of excesses. Companies cut back on inventories if inventories become too high, and this causes factory layoffs and declines in industrial production. At this point, there are no signs of excesses other than the ballooning federal budget deficits.

o LONG TERM INVESTMENT RETURNS EQUAL EARNINGS GROWTH PLUS DIVIDENDS - In the last year, investment returns have substantially exceeded earnings growth plus dividends because of the extreme levels of undervaluation that were reached. Equities still appear to be undervalued, but I expect that the rate of increase in stock prices will be more in line with earnings growth plus dividends.



                   S&P 500
               %Overvalued(+)/
                Undervalued(-)
     Jan-70             22.2%
     Feb-70             18.0%
     Mar-70             18.3%
     Apr-70             16.3%
     May-70              9.2%
     Jun-70              1.4%
     Jul-70              5.4%
     Aug-70             12.0%
     Sep-70             15.0%
     Oct-70             16.9%
     Nov-70             11.9%
     Dec-70             11.2%
     Jan-71              2.2%
     Feb-71             -2.4%
     Mar-71            -10.0%
     Apr-71              2.3%
     May-71              2.2%
     Jun-71              5.4%
     Jul-71              1.7%
     Aug-71             -5.1%
     Sep-71            -11.8%
     Oct-71            -19.7%
     Nov-71            -20.4%
     Dec-71            -14.7%
     Jan-72            -11.4%
     Feb-72            -11.6%
     Mar-72            -10.1%
     Apr-72             -9.7%
     May-72             -9.9%
     Jun-72            -12.4%
     Jul-72            -14.5%
     Aug-72             -8.2%
     Sep-72             -8.4%
     Oct-72            -11.0%
     Nov-72            -10.2%
     Dec-72             -8.7%
     Jan-73            -10.2%
     Feb-73            -14.2%
     Mar-73            -11.2%
     Apr-73            -14.0%
     May-73            -10.8%
     Jun-73            -12.3%
     Jul-73             -2.7%
     Aug-73             -9.9%
     Sep-73            -11.3%
     Oct-73            -14.5%
     Nov-73            -27.2%
     Dec-73            -19.9%
     Jan-74            -17.0%
     Feb-74            -14.7%
     Mar-74             -9.4%
     Apr-74             -8.1%
     May-74            -11.3%
     Jun-74             -6.3%
     Jul-74             -6.3%
     Aug-74             -8.1%
     Sep-74            -24.0%
     Oct-74            -11.9%
     Nov-74            -20.4%
     Dec-74            -30.6%
     Jan-75            -22.1%
     Feb-75            -22.2%
     Mar-75            -17.3%
     Apr-75            -13.3%
     May-75            -16.7%
     Jun-75            -18.0%
     Jul-75            -26.6%
     Aug-75            -33.1%
     Sep-75            -35.5%
     Oct-75            -38.5%
     Nov-75            -35.1%
     Dec-75            -42.7%
     Jan-76            -32.7%
     Feb-76            -35.9%
     Mar-76            -32.7%
     Apr-76            -32.1%
     May-76            -28.3%
     Jun-76            -25.9%
     Jul-76            -27.0%
     Aug-76            -30.4%
     Sep-76            -29.9%
     Oct-76            -34.2%
     Nov-76            -40.9%
     Dec-76            -40.3%
     Jan-77            -38.9%
     Feb-77            -42.0%
     Mar-77            -48.8%
     Apr-77            -53.2%
     May-77            -61.4%
     Jun-77            -63.0%
     Jul-77            -65.1%
     Aug-77            -72.7%
     Sep-77            -69.3%
     Oct-77            -69.0%
     Nov-77            -65.4%
     Dec-77            -61.5%
     Jan-78            -65.3%
     Feb-78            -65.9%
     Mar-78            -65.5%
     Apr-78            -59.7%
     May-78            -60.5%
     Jun-78            -60.8%
     Jul-78            -57.0%
     Aug-78            -57.3%
     Sep-78            -57.3%
     Oct-78            -63.6%
     Nov-78            -64.3%
     Dec-78            -57.9%
     Jan-79            -54.5%
     Feb-79            -54.0%
     Mar-79            -49.2%
     Apr-79            -46.4%
     May-79            -52.1%
     Jun-79            -50.9%
     Jul-79            -47.6%
     Aug-79            -39.6%
     Sep-79            -37.3%
     Oct-79            -31.4%
     Nov-79            -30.3%
     Dec-79            -25.6%
     Jan-80             -9.1%
     Feb-80              7.3%
     Mar-80             -0.8%
     Apr-80             -9.6%
     May-80             -6.6%
     Jun-80             -5.5%
     Jul-80              7.3%
     Aug-80             15.0%
     Sep-80             17.7%
     Oct-80             21.8%
     Nov-80             31.2%
     Dec-80             22.0%
     Jan-81             15.8%
     Feb-81             19.3%
     Mar-81             19.9%
     Apr-81             24.1%
     May-81             18.9%
     Jun-81             16.8%
     Jul-81             18.6%
     Aug-81             13.4%
     Sep-81             12.2%
     Oct-81             10.7%
     Nov-81              5.0%
     Dec-81             10.7%
     Jan-82             12.6%
     Feb-82              8.1%
     Mar-82              5.5%
     Apr-82              4.7%
     May-82             -3.1%
     Jun-82              0.1%
     Jul-82             -7.6%
     Aug-82             -3.1%
     Sep-82            -10.8%
     Oct-82             -9.0%
     Nov-82             -4.3%
     Dec-82            -11.2%
     Jan-83             -8.2%
     Feb-83            -15.8%
     Mar-83            -12.3%
     Apr-83            -11.5%
     May-83            -10.7%
     Jun-83             -7.3%
     Jul-83             -5.0%
     Aug-83             -3.5%
     Sep-83             -8.7%
     Oct-83             -9.3%
     Nov-83            -10.1%
     Dec-83            -11.7%
     Jan-84            -16.1%
     Feb-84            -19.2%
     Mar-84            -15.6%
     Apr-84            -14.5%
     May-84            -14.1%
     Jun-84            -13.3%
     Jul-84            -22.3%
     Aug-84            -13.6%
     Sep-84            -17.4%
     Oct-84            -23.9%
     Nov-84            -28.1%
     Dec-84            -25.5%
     Jan-85            -21.1%
     Feb-85            -13.2%
     Mar-85            -16.5%
     Apr-85            -19.9%
     May-85            -25.8%
     Jun-85            -26.5%
     Jul-85            -25.4%
     Aug-85            -30.9%
     Sep-85            -32.2%
     Oct-85            -28.9%
     Nov-85            -24.9%
     Dec-85            -24.9%
     Jan-86            -21.8%
     Feb-86            -24.0%
     Mar-86            -26.7%
     Apr-86            -26.6%
     May-86            -11.3%
     Jun-86            -17.2%
     Jul-86            -21.7%
     Aug-86            -18.5%
     Sep-86            -18.6%
     Oct-86            -12.9%
     Nov-86            -12.9%
     Dec-86            -16.7%
     Jan-87             -8.3%
     Feb-87             -7.9%
     Mar-87             -3.9%
     Apr-87              0.8%
     May-87              1.8%
     Jun-87              3.2%
     Jul-87              9.2%
     Aug-87             14.4%
     Sep-87             18.1%
     Oct-87            -15.3%
     Nov-87            -23.7%
     Dec-87            -21.2%
     Jan-88            -26.7%
     Feb-88            -26.6%
     Mar-88            -26.4%
     Apr-88            -23.3%
     May-88            -20.7%
     Jun-88            -21.0%
     Jul-88            -18.7%
     Aug-88            -21.6%
     Sep-88            -23.7%
     Oct-88            -25.5%
     Nov-88            -23.9%
     Dec-88            -18.5%
     Jan-89             -9.5%
     Feb-89             -5.2%
     Mar-89             -3.6%
     Apr-89             -1.0%
     May-89             -2.2%
     Jun-89            -10.2%
     Jul-89             -5.6%
     Aug-89              0.5%
     Sep-89              1.1%
     Oct-89             -5.8%
     Nov-89             -4.3%
     Dec-89             -3.6%
     Jan-90             -5.3%
     Feb-90             -7.2%
     Mar-90             -4.5%
     Apr-90             -4.6%
     May-90             -2.6%
     Jun-90             -2.0%
     Jul-90              0.7%
     Aug-90              0.6%
     Sep-90             -6.3%
     Oct-90             -9.7%
     Nov-90             -9.9%
     Dec-90            -14.4%
     Jan-91            -15.9%
     Feb-91            -13.3%
     Mar-91            -10.7%
     Apr-91            -10.5%
     May-91             -5.4%
     Jun-91             -7.7%
     Jul-91             -3.6%
     Aug-91             -5.6%
     Sep-91            -12.5%
     Oct-91            -12.6%
     Nov-91            -18.9%
     Dec-91            -20.7%
     Jan-92            -17.0%
     Feb-92            -19.5%
     Mar-92            -17.2%
     Apr-92            -13.2%
     May-92            -15.7%
     Jun-92            -15.0%
     Jul-92            -12.2%
     Aug-92            -10.8%
     Sep-92            -19.3%
     Oct-92            -18.4%
     Nov-92            -18.9%
     Dec-92            -21.4%
     Jan-93            -25.5%
     Feb-93            -29.6%
     Mar-93            -29.6%
     Apr-93            -35.1%
     May-93            -31.2%
     Jun-93            -38.1%
     Jul-93            -38.9%
     Aug-93            -42.7%
     Sep-93            -47.7%
     Oct-93            -47.7%
     Nov-93            -44.3%
     Dec-93            -39.4%
     Jan-94            -34.6%
     Feb-94            -26.1%
     Mar-94            -26.1%
     Apr-94            -25.8%
     May-94            -27.8%
     Jun-94            -29.7%
     Jul-94            -31.1%
     Aug-94            -28.0%
     Sep-94            -26.3%
     Oct-94            -23.3%
     Nov-94            -27.5%
     Dec-94            -27.5%
     Jan-95            -28.6%
     Feb-95            -30.6%
     Mar-95            -29.7%
     Apr-95            -30.2%
     May-95            -39.7%
     Jun-95            -41.0%
     Jul-95            -36.1%
     Aug-95            -40.8%
     Sep-95            -39.3%
     Oct-95            -42.7%
     Nov-95            -43.9%
     Dec-95            -47.6%
     Jan-96            -46.3%
     Feb-96            -38.8%
     Mar-96            -35.0%
     Apr-96            -29.1%
     May-96            -24.5%
     Jun-96            -26.5%
     Jul-96            -30.6%
     Aug-96            -27.0%
     Sep-96            -26.4%
     Oct-96            -30.3%
     Nov-96            -29.4%
     Dec-96            -26.9%
     Jan-97            -20.7%
     Feb-97            -20.9%
     Mar-97            -21.2%
     Apr-97            -19.7%
     May-97            -16.1%
     Jun-97            -15.3%
     Jul-97            -16.7%
     Aug-97            -18.5%
     Sep-97            -16.5%
     Oct-97            -24.5%
     Nov-97            -19.5%
     Dec-97            -16.3%
     Jan-98            -15.7%
     Feb-98             -3.8%
     Mar-98              2.9%
     Apr-98              5.0%
     May-98              1.9%
     Jun-98              3.2%
     Jul-98              2.7%
     Aug-98            -22.0%
     Sep-98            -28.7%
     Oct-98            -16.5%
     Nov-98             -8.5%
     Dec-98             -6.7%
     Jan-99             -4.1%
     Feb-99              3.5%
     Mar-99              7.1%
     Apr-99             13.5%
     May-99             16.6%
     Jun-99             25.7%
     Jul-99             25.2%
     Aug-99             26.4%
     Sep-99             20.5%
     Oct-99             27.0%
     Nov-99             29.9%
     Dec-99             41.7%
     Jan-00             41.9%
     Feb-00             37.9%
     Mar-00             40.6%
     Apr-00             40.6%
     May-00             39.1%
     Jun-00             37.9%
     Jul-00             37.0%
     Aug-00             38.2%
     Sep-00             35.4%
     Oct-00             35.8%
     Nov-00             23.8%
     Dec-00             18.6%
     Jan-01             24.6%
     Feb-01             10.8%
     Mar-01              3.1%
     Apr-01             17.4%
     May-01             18.2%
     Jun-01             16.6%
     Jul-01             10.0%
     Aug-01              0.1%
     Sep-01            -22.6%
     Oct-01            -36.4%
     Nov-01            -27.5%
     Dec-01            -18.4%
     Jan-02            -17.5%
     Feb-02            -21.0%
     Mar-02             -5.5%
     Apr-02            -16.4%
     May-02            -16.5%
     Jun-02            -27.6%
     Jul-02            -42.4%
     Aug-02            -49.5%
     Sep-02            -75.4%
     Oct-02            -60.2%
     Nov-02            -48.5%
     Dec-02            -64.7%
     Jan-03            -63.5%
     Feb-03            -73.0%
     Mar-03            -73.5%
     Apr-03            -68.7%
     May-03            -82.6%
     Jun-03            -80.2%
     Jul-03            -60.3%
     Aug-03            -61.3%
     Sep-03            -74.6%
     Oct-03            -60.7%
     Nov-03            -62.3%


In effect, this is a stock market that we at Shaker Investments like. Economic growth does not appear to be so strong that all companies will do well. Rather, stock picking via research is essential. Although we are always adjusting the Fund's portfolio, we continue to be comfortable with our holdings in the healthcare, technology, consumer discretionary and business service sectors, many of which we have held for some time. Given their business models and participation in higher growth sectors of our economy, many of these companies have the potential for great long-term success.


Sincerely,

/s/ Edward P. Hemmelgarn

Edward P. Hemmelgarn
Portfolio Manager, Shaker Fund

SHAKER FUND

A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
* MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. THE FUND INVESTS IN SMALL-CAP AND MID-CAP COMPANIES. INVESTMENTS IN THESE COMPANIES MAY INVOLVE GREATER RISKS, SUCH AS LIMITED PRODUCT LINES, MARKETS, AND FINANCIAL OR MANAGERIAL RESOURCES. PRINCIPAL VALUE WILL FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FOR UP-TO-DATE PERFORMANCE, PLEASE CALL 1-888-314-9048. FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. CLASS B AND C SHARES COMMENCED OPERATIONS ON DECEMBER 11 AND DECEMBER 7, 2001, RESPECTIVELY. RETURNS PRIOR TO THESE DATES ARE FOR CLASS A SHARES, ADJUSTED FOR HIGHER EXPENSES AND THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") APPLICABLE TO CLASS B AND C SHARES. FOR CLASS B SHARES, THE CDSC IS 5.00% IN THE FIRST YEAR, DECLINING TO 1.00% IN THE SIXTH YEAR AND ELIMINATED THEREAFTER. FOR CLASS C SHARES, THE CDSC IS 1.00% IN THE FIRST YEAR AND ELIMINATED THEREAFTER. DURING THE PERIODS REPORTED, SOME
OF THE FUND'S FEES WERE WAIVED OR EXPENSES REIMBURSED. ABSENT THE WAIVERS AND REIMBURSEMENTS, THE FUND'S RETURN WOULD HAVE BEEN LOWER.


THE VIEWS IN THIS LETTER WERE THOSE OF THE FUND MANAGER AS OF SEPTEMBER 30, 2003 AND MAY NOT REFLECT HIS VIEWS ON THE DATE THIS LETTER IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE. (11/03)

                                                                     SHAKER FUND

                                                         SCHEDULE OF INVESTMENTS
                                                              SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


    SHARE            SECURITY                                            SHARE                     SECURITY
    AMOUNT         DESCRIPTION                     VALUE                 AMOUNT                  DESCRIPTION                  VALUE
   ------          -----------                     -----                 ------                  -----------                  -----
COMMON STOCK - 99.8%
BUSINESS SERVICES - 2.5%                                                 NETWORK & COMMUNICATIONS TECHNOLOGY - 2.2%
  24,440 Getty Images, Inc.+                     $ 859,310                 82,330 Brocade Communication Systems, Inc.+       429,763
                                                ----------                 25,000 Maxtor Corp.+                              304,250
                                                                                                                          ----------
COMPUTER & SOFTWARE SYSTEMS - 15.8%                                                                                          734,013
  45,160 Cerner Corp.+                           1,394,089                                                                ----------
 120,100 Eclipsys Corp.+                         1,920,399
 123,090 Retek, Inc.+                              830,858               PHARMACEUTICALS & BIOMEDICAL TECHNOLOGY - 14.9%
  19,410 Symantec Corp.+                         1,223,218                 11,370 AmerisourceBergen Corp.                    614,549
                                                ----------                 84,650 Cell Therapeutics, Inc.+                   962,470
                                                 5,368,564                 35,640 Invitrogen Corp.+                        2,066,764
                                                ----------                132,600 Qiagen NV+                               1,408,212
                                                                                                                          ----------
CONSUMER DISCRETIONARY - 8.7%                                                                                              5,051,995
  30,490 Furniture Brands International, Inc.+     734,809                                                                ----------
  22,660 Linens 'n Things, Inc.+                   538,855
  34,840 Nordstrom, Inc.                           864,380               PRODUCER DURABLES, CONSTRUCTION - 0.3%
  12,000 Ultimate Electronics, Inc.+               113,880                 11,000 MasTec, Inc.+                              106,700
  53,680 VeriSign, Inc.+                           723,070                                                                ----------
                                                ----------
                                                 2,974,994               SEMICONDUCTORS, COMMUNICATION/COMPUTING - 12.6%
                                                ----------                 15,970 Altera Corp.+                              301,833
                                                                           45,190 Broadcom Corp. Class A+                  1,202,958
ENERGY & ENERGY SERVICES - 1.5%                                            44,300 Intersil Corp. Class A                   1,054,340
  22,040 GlobalSantaFe Corp.                       527,858                 60,090 Xilinx, Inc.+                            1,713,166
                                                ----------                                                                ----------
                                                                                                                           4,272,297
FINANCIAL SERVICES - 11.5%                                                                                                ----------
  45,110 Arthur J. Gallagher                     1,275,711
  47,710 Concord EFS, Inc.+                        652,196               SEMICONDUCTORS, CONSUMER/INDUSTRIAL - 14.0%
  33,560 Fair Isaac Corp.                        1,978,697                 60,490 International Rectifier Corp.+           2,264,746
                                                ----------                  5,000 Linear Technology Corp.                    179,050
                                                 3,906,604                 66,560 Microchip Technology, Inc.               1,593,446
                                                ----------                 17,870 Monolithic System Technology, Inc.+        150,287
                                                                           16,720 Power Integrations, Inc.+                  555,773
HEALTHCARE SERVICES - 3.1%                                                                                                ----------
  46,040 Caremark Rx, Inc.+                      1,040,504                                                                 4,743,302
                                                ----------                                                                ----------

HOME BUILDERS - 3.3%                                                     TELECOMMUNICATIONS - 3.7%
  4,520 Centex Corp.                               352,017                 88,380 Flextronics International, Ltd.+         1,253,228
 15,330 DR Horton, Inc.                            501,291                                                                ----------
  4,160 Pulte Homes, Inc.                          282,922
                                                ----------
                                                 1,136,230               TOTAL COMMON STOCK (Cost $25,704,505)            33,902,925
                                                ----------                                                                ----------

LEISURE PRODUCTS & SERVICES - 4.3%                                       SHORT-TERM INVESTMENT - 1.1%
  52,140 Royal Caribbean Cruises, Ltd.           1,465,655                393,501 Scudder Cash Management Fund
                                                ----------                        (Cost $393,501)                            393,501
                                                                                                                          ----------
MATERIALS & PROCESSING - 1.4%
  35,350 RPM International, Inc.                   461,671               TOTAL INVESTMENTS IN SECURITIES - 100.9%
                                                ----------               (Cost $26,098,006)                              $34,296,426
                                                                         Other Assets and Liabilities, Net - (0.9%)        (307,396)
                                                                                                                          ----------
                                                                         TOTAL NET ASSETS - 100.0%                       $33,989,030
                                                                                                                          ==========

-----------------------------------------------
+ Non-income producing security.

See Notes to Financial Statements.

SHAKER FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

ASSETS
     Total investments at value (Cost $26,098,006) (Note 2)                                                             $ 34,296,426
     Receivables:
          Fund shares sold                                                                                                    49,972
          Interest and dividends                                                                                              17,828
          Expense reimbursement from adviser                                                                                  21,681
                                                                                                                          ----------
Total Assets                                                                                                              34,385,907
                                                                                                                          ----------

LIABILITIES
     Payables:
          Investment securities purchased                                                                                    318,725
     Accrued Liabilities:
          Payables to related parties                                                                                         53,775
          Trustees' fees                                                                                                          83
          Accrued expenses                                                                                                    24,294
Total Liabilities                                                                                                            396,877

NET ASSETS                                                                                                              $ 33,989,030
                                                                                                                          ==========

COMPONENTS OF NET ASSETS
     Paid-in capital                                                                                                    $ 35,939,054
     Accumulated net investment loss                                                                                       (180,783)
     Accumulated net realized loss                                                                                       (9,967,661)
     Net unrealized appreciation of investments                                                                            8,198,420

NET ASSETS                                                                                                              $ 33,989,030
                                                                                                                          ==========

NET ASSET VALUE PER SHARE:

     Intermediary Shares - based on net assets of $24,420,598 and 3,836,892 shares outstanding                          $       6.36
                                                                                                                           ---------
     A Shares* - based on net assets of $8,202,338 and 1,302,085 shares outstanding                                     $       6.30
                                                                                                                           ---------
     A Shares Maximum Public Offering Price Per Share (net asset value per share / 94.25%)                              $       6.68
                                                                                                                           ---------
     B Shares* - based on net assets of $674,450 and 107,391 shares outstanding                                         $       6.28
                                                                                                                           ---------
     C Shares* - based on net assets of $691,644 and 110,135 shares outstanding                                         $       6.28
                                                                                                                           ---------

------------------------------------------------------------------------
 * Redemption price may be reduced by applicable sales charges (Note 1).

5                                             See Notes to Financial Statements.

                                                                     SHAKER FUND

                                                         STATEMENT OF OPERATIONS
                                             SIX MONTHS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
       Dividend income                                                                                                  $     51,755
                                                                                                                           ---------

EXPENSES
       Investment advisory fees                                                                                              166,623
       Administration fees                                                                                                    27,147
       Shareholder servicing fees
                 A Shares                                                                                                     10,057
                 B Shares                                                                                                        815
                 C Shares                                                                                                        757
       Distribution fees
                 A Shares                                                                                                     10,057
                 B Shares                                                                                                      2,445
                 C Shares                                                                                                      2,271
       Transfer agency fees
                 Intermediary Shares                                                                                          12,768
                 A Shares                                                                                                     18,009
                 B Shares                                                                                                     12,613
                 C Shares                                                                                                     12,554
       Custody fees                                                                                                            6,479
       Accounting fees                                                                                                        43,094
       Registration fees                                                                                                      19,476
       Professional fees                                                                                                      15,684
       Trustees' fees and expenses                                                                                               670
       Shareholder reporting expenses                                                                                          4,927
       Miscellaneous expenses                                                                                                  3,277
                                                                                                                           ---------
TOTAL EXPENSES                                                                                                               369,723
       Fees waived and expenses reimbursed                                                                                 (137,185)
                                                                                                                           ---------
NET EXPENSES                                                                                                                 232,538
                                                                                                                           ---------
NET INVESTMENT LOSS                                                                                                      $ (180,783)
                                                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
       Net realized gain (loss) on investments                                                                               392,199
       Net change in unrealized appreciation (depreciation) of investments                                                 8,884,723
                                                                                                                           ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                                                         9,276,922
                                                                                                                           ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                                                                   $ 9,096,139
                                                                                                                           =========


See Notes to Financial Statements.                                             6

SHAKER FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                Six Months Ended      Year Ended
                                                                                                 September 30, 2003   March 31, 2003
                                                                                                 ------------------   --------------
OPERATIONS
     Net investment loss                                                                         $      (180,783)     $    (330,456)
     Net realized gain (loss) on investments                                                             392,199         (8,462,282)
     Net change in unrealized appreciation (depreciation) of investments                               8,884,723           (953,727)
                                                                                                 ------------------   --------------
    Increase (Decrease) in Net Assets from Operations                                                  9,096,139         (9,746,465)
                                                                                                 ------------------   --------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares
          Intermediary Shares                                                                           5,718,584         13,778,769
          A Shares                                                                                      1,058,397          5,422,362
          B Shares                                                                                        142,481            279,245
          C Shares                                                                                         95,671            687,737
     Redemption of shares
          Intermediary Shares                                                                         (2,705,134)        (2,771,299)
          A Shares                                                                                    (4,422,527)        (6,824,586)
          B Shares                                                                                      (114,004)           (35,444)
          C Shares                                                                                      (128,105)          (245,690)
                                                                                                 ------------------   --------------
     Increase (Decrease) from Capital Share Transactions                                                 (354,637)        10,291,094
                                                                                                 ------------------   --------------

    Increase in Net Assets                                                                              8,741,502            544,629

NET ASSETS
     Beginning of Period                                                                               25,247,528         24,702,899
                                                                                                 ------------------   --------------
     End of Period *                                                                             $     33,989,030     $   25,247,528
                                                                                                 ==================   ==============

SHARE TRANSACTIONS
     Sale of shares
          Intermediary Shares                                                                             973,904          3,212,404
          A Shares                                                                                        176,619          1,075,571
          B Shares                                                                                         24,588             50,154
          C Shares                                                                                         15,257             97,367
     Redemption of shares
          Intermediary Shares                                                                           (446,539)          (613,118)
          A Shares                                                                                      (827,520)        (1,356,616)
          B Shares                                                                                       (16,916)            (7,579)
          C Shares                                                                                       (23,697)           (39,405)
                                                                                                 ------------------   --------------
     Increase (Decrease) in Shares                                                                       (124,304)         2,418,778
                                                                                                 ==================   ==============
     * Accumulated Net Investment Loss                                                           $       (180,783)    $            -
                                                                                                 ------------------   --------------


7                                             See Notes to Financial Statements.

                                                                     SHAKER FUND

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout each period.

                                                                         NET REALIZED
                                              BEGINNING                       AND           ENDING
                                              NET ASSET      NET           UNREALIZED      NET ASSET
                                              VALUE PER   INVESTMENT          LOSSES         VALUE PER      TOTAL
                                                SHARE        LOSS        ON INVESTMENTS       SHARE        RETURN (A)
                                              ----------  -----------    ---------------   ----------  ------------

INTERMEDIARY SHARES (C)
April 1, 2003 to September 30, 2003              $ 4.62      $ (0.02)            $ 1.76       $ 6.36        37.66%
April 1, 2002 to March 31, 2003                    8.09        (0.07)             (3.40)        4.62       (42.89%)
April 27, 2001 (E) to March 31, 2002              10.00        (0.12)             (1.79)        8.09       (19.10%)

A SHARES (F)
April 1, 2003 to September 30, 2003                4.58        (0.07)              1.79         6.30        37.55%
April 1, 2002 to March 31, 2003                    8.06        (0.10)             (3.38)        4.58       (43.18%)
April 27, 2001 (E) to March 31, 2002              10.00        (0.07)             (1.87)        8.06       (19.40%)

B SHARES
April 1, 2003 to September 30, 2003                4.58        (0.05)              1.75         6.28        37.12%
April 1, 2002 to March 31, 2003                    8.06        (0.06)             (3.42)        4.58       (43.18%)
December 11, 2001 (E) to March 31, 2002            8.95        (0.02)             (0.87)        8.06        (9.94%)

C SHARES
April 1, 2003 to September 30, 2003                4.58        (0.06)              1.76         6.28        37.12%
April 1, 2002 to March 31, 2003                    8.06        (0.06)             (3.42)        4.58       (43.18%)
December 7, 2001 (E) to March 31, 2002             9.03        (0.02)             (0.95)        8.06       (10.74%)


--------------------------------------------------------------------------------
(a) Does not include the applicable sales load (Note 1).
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements.
(c) Effective June 4, 2002,
Institutional Shares changed their name to  Intermediary Shares.
(d) Annualized.
(e) Commencement of operations.
(f) Effective November 5, 2001, Investor Shares changed their name to A Shares (Note 1).

See Notes to Financial Statements.                                             8

SHAKER FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected per share data and ratios for a share outstanding throughout each period.

                                                                                RATIO TO AVERAGE
                                                                                   NET ASSETS
                                                              -------------------------------------------
                                            NET ASSETS AT          NET                                       PORTFOLIO
                                            END OF PERIOD       INVESTMENT          NET          GROSS       TURNOVER
                                           (000'S OMITTED)         LOSS          EXPENSES      EXPENSES (B)    RATE
                                          ------------------  ---------------   -------------  -----------   --------

INTERMEDIARY SHARES (C)

April 1, 2003 to September 30, 2003                $ 24,421           (1.10%)(d)       1.45% (d)   1.93% (d)     39%
April 1, 2002 to March 31, 2003                      15,300           (1.18%)          1.65%       2.34%         67%
April 27, 2001 (e) to March 31, 2002                  5,746           (1.48%)(d)       1.90% (d)   3.31% (d)     61%

A SHARES (F)

April 1, 2003 to September 30, 2003                   8,202           (1.32%)(d)       1.65% (d)   2.85% (d)     39%
April 1, 2002 to March 31, 2003                       8,948           (1.72%)          2.15%       2.85%         67%
April 27, 2001 (e) to March 31, 2002                 18,008           (1.72%)(d)       2.15% (d)   3.19% (d)     61%

B SHARES

April 1, 2003 to September 30, 2003                     674           (1.93%)(d)       2.25% (d)   8.08% (d)     39%
April 1, 2002 to March 31, 2003                         457           (1.80%)          2.25%       9.95%         67%
December 11, 2001 (e) to March 31, 2002                 461           (1.84%)(d)       2.25% (d)  28.00% (d)     61%

C SHARES

April 1, 2003 to September 30, 2003                     692           (1.86%)(d)       2.20% (d)   8.48% (d)     39%
April 1, 2002 to March 31, 2003                         543           (1.77%)          2.20%       8.21%         67%
December 7, 2001 (e) to March 31, 2002                  488           (1.81%)(d)       2.20% (d)  27.32% (d)     61%


--------------------------------------------------------------------------------
(a) Does not include the applicable sales load (Note 1).
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements.
(c) Effective June 4, 2002,
Institutional Shares changed their name to Intermediary  Shares.
(d) Annualized.
(e) Commencement of operations.
(f) Effective November 5, 2001, Investor Shares changed their name to A Shares (Note 1).

9                                             See Notes to Financial Statements.





                                                                     SHAKER FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                              SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
NOTE 1.  ORGANIZATION

This report relates to the Shaker Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has 19 investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers four classes of shares: Intermediary Shares (prior to June 4, 2002, known as Institutional Shares), A Shares (prior to November 5, 2001, known as Investor Shares), B Shares and C Shares. Intermediary Shares and A Shares commenced operations on April 27, 2001, after the Fund acquired the net assets of certain individual accounts managed by Shaker Management, Inc. (now known as Shaker Investments, LLC), and its affiliate, Shaker Investments, Inc., in exchange for Fund shares. B Shares and C Shares commenced operations on December 11, 2001, and December 7, 2001, respectively. A Shares generally provide for a front-end sales charge while B Shares and C Shares provide for a contingent deferred sales charge. B Shares automatically convert to A Shares nine years from the end of the calendar month in which the Fund accepted your purchase. No sales charges are assessed with respect to Intermediary Shares.

Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' net assets.

The Fund seeks long-term capital appreciation by investing primarily in the common stock of domestic growth companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Short-term instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate.

Securities (including restricted securities) for which market quotations are insufficient or not readily available, or in the judgment of the Fund's investment adviser, the prices or values available do not represent the fair value of the instrument, are valued in good faith, at the direction of the Trust's Board of Trustees. Investments in other open-ended regulated investment companies are valued at net asset value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

SHAKER FUND

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income, if any, are distributed quarterly. Net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

Each share of each class of the Fund represents an undivided, proportionate interest in the Fund. The Fund's class specific expenses include shareholder servicing fees, distribution fees, transfer agency fees and certain expenses determined by the Trust's Board.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - The Fund's investment adviser is Shaker Investments, L.L.C. (the "Adviser"). For its services, the Adviser receives an advisory fee from the Fund at an annual rate of 1.10% of the Fund's average daily net assets. The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that net expenses of Intermediary Shares, A Shares, B Shares and C Shares do not exceed 1.45%, 1.65%, 2.25% and 2.20%, respectively, of that class' average daily net assets through July 31, 2004.

ADMINISTRATOR - The Fund's administrator is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives, an administrative fee of $24,000 per year plus 0.10% of the Fund's average daily net assets.

TRANSFER AGENT - The Fund's transfer agent and dividend disbursing agent is Forum Shareholder Services, LLC ("FSS"). For its services, FSS receives $24,000 annually for the first share class, $21,600 annually for each additional share class, $24 per shareholder account annually and certain out-of-pocket expenses.

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan (the "Plan") for A Shares, B Shares and C Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each of A Shares, B Shares and C Shares. FAdS may pay any or all of these fees to the Adviser or other financial institutions that provide shareholder servicing to their customers who invest in the Fund. The plan obligates the Fund to pay FAdS compensation for FAdS' services and not as reimbursement for certain expenses incurred.

                                                                     SHAKER FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                              SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to A Shares, B Shares and C Shares, under which the Trust pays FFS a distribution fee at an annual rate of up to 0.25% of the average daily net assets of A Shares and up to 0.75% of the average daily net assets of each of B Shares and C Shares. FFS may pay any or all amounts of these payments to various institutions, including the Adviser, that provide distribution or shareholder servicing to their customers who invest in the A Shares, B Shares or C Shares. The Distribution Plan obligates the Fund to pay FFS compensation for FFS's services and not as reimbursement for certain expenses incurred. For the six months ended September 30, 2003, FFS received $9,658 (net of $399 waiver), $2,445 and $2,271 for the A Shares, B Shares and C Shares, respectively.

For the six months ended September 30, 2003, FFS received $4,415 as its portion of the front-end sales charges on the sale of A Shares. For the six months ended September 30, 2003, FFS did not receive any commissions from the back-end sales charges on the sale of B Shares or C Shares.

OTHER SERVICE PROVIDERS - The Fund's fund accountant is Forum Accounting Services, LLC ("FAcS"). For its services, FAcS receives a fee of $45,000 per year, $12,000 per year for each additional share class above one, 0.01% of the Fund's average daily net assets, plus certain out-of-pocket expenses. The custodian is Forum Trust, LLC, to which the Fund pays a maintenance fee of $3,600 per year, 0.01% of the Fund's average daily net assets, certain other transactional fees and certain out-of-pocket expenses.

NOTE 4.  WAIVER OF FEES

The Adviser reimbursed certain expenses totaling $132,781 for the six months ended September 30, 2003. For the same period, FAdS voluntarily waived shareholder service fees totaling $4,005. FFS voluntarily waived distribution fees totaling $399.

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $11,475,285 and $12,002,333, respectively, for the six months ended September 30, 2003.

The cost basis of investment securities owned as of September 30, 2003, was $26,098,006, and the net unrealized depreciation of investment securities was $8,198,420. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost was $8,880,174, and the aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value was $681,754.

NOTE 6.  OTHER

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 888-314-9048. This information is also available from the EDGAR database on the SEC's site at http//www.sec.gov.

                                 TRANSFER AGENT

                        Forum Shareholder Services, LLC
                                  P.O. Box 446
                             Portland, Maine 04112
                           (888) 314-9048 (toll free)
                E-mail address: shaker-fund@forum-financial.com

                                  DISTRIBUTOR

                            Forum Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101




        This report is authorized from distribution only to shareholders and to others who have received a copy of the Fund's prospectus.



                                     SHAKER
                                           FUND


                                  SHAKER FUND
                                  P.O. Box 446
                             Portland, Maine 04112
                                 (888) 314-9048

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES


(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

(a) Not applicable.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT        FORUM FUNDS

BY       /S/ STACEY E. HONG, TREASURER

DATE     DECEMBER 3, 2003


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY       /S/ DAVID I. GOLDSTEIN, PRESIDENT


DATE     DECEMBER 3, 2003


BY       /S/ STACEY E. HONG, TREASURER


DATE      DECEMBER 3, 2003